Document and Entity Information	3 Months Ended
Dec. 28, 2012
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Dec 28, 2012
Trading Symbol	ADT
Entity Registrant Name	ADT Corp
Entity Central Index Key	0001546640
Entity Filer Category	Non-accelerated Filer

Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Current Assets:
Cash and cash equivalents	$ 382	$ 234	$ 65
Accounts receivable trade, less allowance for doubtful accounts	81	78	94
Inventories	44	42	33
Prepaid expenses and other current assets	77	46	48
Deferred income taxes	68	40	23
Total current assets	652	440	263
Property and equipment, net	215	217	172
Subscriber system assets, net	1,793	1,744	1,653
Goodwill	3,419	3,400	3,395
Intangible assets, net	2,844	2,861	2,755
Deferred subscriber acquisition costs, net	476	464	417
Other assets	129	134	84
Total Assets	9,528	9,260	8,739
Current Liabilities:
Current maturities of long-term debt	2	2	1
Accounts payable	143	144	153
Accrued and other current liabilities	232	181	163
Deferred revenue	242	245	250
Total current liabilities	619	572	567
Long-term debt, including allocated debt	2,525	2,525	1,506
Deferred subscriber acquisition revenue	696	675	630
Deferred tax liabilities	239	157	632
Other liabilities	185	174	173
Total Liabilities	4,264	4,103	3,508
Commitments and contingencies
Stockholders' Equity:
Common stock	2	2	0
Additional paid-in capital	5,097	5,062	0
Parent company investment		0	5,152
Retained earnings	76	0
Accumulated other comprehensive income	89	93	79
Total Stockholders' Equity	5,264	5,157	5,231
Total Liabilities and Stockholders' Equity	$ 9,528	$ 9,260	$ 8,739

Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Allowance for doubtful accounts	$ 25	$ 25	$ 23
Allocated debt		$ 0	$ 1,482
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	232,783,101	231,094,332
Common stock, shares outstanding	232,783,101	231,094,332

Consolidated and Combined Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Revenue	$ 809	$ 795	$ 3,228	$ 3,110	$ 2,591
Cost of revenue	336	345	1,374	1,341	1,065
Selling, general and administrative expenses	281	274	1,125	1,076	1,022
Separation costs	6	0	7	0	0
Operating income	186	176	722	693	504
Interest income			1	1	1
Interest expense	(24)	(22)	(93)	(90)	(107)
Other income	6	0
Income before income taxes	168	154	630	604	398
Income tax expense	(63)	(61)	(236)	(228)	(159)
Net income	$ 105	$ 93	$ 394	$ 376	$ 239
Net income per share:
Basic	$ 0.45	$ 0.4	$ 1.7	$ 1.62	$ 1.03
Diluted	$ 0.44	$ 0.39	$ 1.67	$ 1.59	$ 1.01
Weighted-average number of shares:
Basic	233	232	232	232	232
Diluted	236	236	236	236	236

Consolidated and Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Net income	$ 105	$ 93	$ 394	$ 376	$ 239
Other comprehensive (loss) income:
Foreign currency translation	(4)	3	17	3	12
Retirement plans, net of tax benefit			(3)	(3)	(1)
Total other comprehensive (loss) income, net of tax	(4)	3	14	0	11
Comprehensive income	$ 101	$ 96	$ 408	$ 376	$ 250

Consolidated and Combined Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 2	$ 2	$ 0

Consolidated and Combined Statements of Stockholders Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Paid-in Capital	Parent Company Investment	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance at Sep. 25, 2009	$ 3,486	$ 0	$ 0	$ 3,418	$ 68
Balance (in shares) at Sep. 25, 2009		0
Total comprehensive income	250
Net income	239			239
Other comprehensive income	11				11
Change in parent company investment	1,430			1,430
Balance at Sep. 24, 2010	5,166	0	0	5,087	79
Balance (in shares) at Sep. 24, 2010		0
Total comprehensive income	376
Net income	376			376
Other comprehensive income	0
Change in parent company investment	(311)			(311)
Balance at Sep. 30, 2011	5,231			5,152	79
Total comprehensive income	96			93	3
Net income	93
Other comprehensive income	3
Change in parent company investment	(49)			(49)
Balance at Dec. 30, 2011	5,278	0	0	5,196	82
Balance (in shares) at Dec. 30, 2011		0
Balance at Sep. 30, 2011	5,231	0	0	5,152	79
Balance (in shares) at Sep. 30, 2011		0
Total comprehensive income	408
Net income	394			394
Other comprehensive income	14				14
Conversion of parent company investment	(482)	2	5,062	(5,546)
Conversion of parent company investment (in shares)		231,000,000
Balance at Sep. 28, 2012	5,157	2	5,062	0	93	0
Balance (in shares) at Sep. 28, 2012	231,094,332	231,000,000
Total comprehensive income	101				(4)	105
Net income	105
Dividends declared ($0.125 per share)	(29)					(29)
Other comprehensive income	(4)
Common stock repurchases	(32)		(32)
Common stock repurchases (in shares)		(1,000,000)
Exercise of stock options and vesting of restricted stock units	27		27
Exercise of stock options and vesting of restricted stock units (in shares)		3,000,000
Stock-based compensation expense	4		4
Separation-related adjustments to additional paid-in capital	36		36
Balance at Dec. 28, 2012	$ 5,264	$ 2	$ 5,097		$ 89	$ 76
Balance (in shares) at Dec. 28, 2012	232,783,101	233,000,000

Consolidated and Combined Statements of Stockholders Equity (Parenthetical) (USD $)	0 Months Ended	3 Months Ended
	Nov. 26, 2012	Dec. 28, 2012
Dividends declared, per share	$ 0.125	$ 0.125

Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Cash Flows from Operating Activities:
Net income	$ 105	$ 93	$ 394	$ 376	$ 239
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and intangible asset amortization	227	212	871	825	687
Amortization of deferred subscriber acquisition costs	30	27	111	102	98
Amortization of deferred subscriber acquisition revenue	(32)	(29)	(120)	(114)	(111)
Stock-based compensation expense	4	2	7	9	8
Deferred income taxes	59	61	22	(53)	(61)
Provision for losses on accounts receivable and inventory	13	14	53	46	44
Other non-cash items	2	0	12	3	4
Changes in operating assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	(17)	(15)	(33)	(45)	(38)
Inventories	(3)	(13)	(30)	(10)	(3)
Accounts payable	0	(2)	(9)	35	10
Accrued and other liabilities	42	(22)	19	(47)	6
Income taxes, net	1	(3)	184	266	185
Deferred subscriber acquisition costs	(42)	(15)	(147)	(131)	(110)
Deferred subscriber acquisition revenue	54	32	161	115	111
Other	(34)	(5)	(2)	62	1
Net cash provided by operating activities	409	337	1,493	1,439	1,070
Cash Flows from Investing Activities:
Dealer generated customer accounts and bulk account purchases	(125)	(164)	(648)	(581)	(532)
Subscriber system assets	(122)	(81)	(378)	(290)	(247)
Capital expenditures	(13)	(5)	(61)	(31)	(22)
Acquisition of businesses, net of cash acquired	(16)	0	0	0	(449)
Other			(9)	(7)	0
Net cash used in investing activities	(276)	(250)	(1,096)	(909)	(1,250)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt			2,489	0	0
Proceeds from exercise of stock options	27	0
Repurchases of common stock under approved program	(8)	0
Repurchases of common stock for employee related program	(6)	0
Dividends paid	(29)	0
Proceeds received from Tyco for allocation of funds related to the Separation	32	0
Repayment of long-term debt	(1)	0	(1)	(1)	(1)
Debt issuance costs			(26)	0	0
Allocated debt activity	0	17	(1,482)	(5)	371
Change in due to (from) Tyco and affiliates			(63)	32	0
Change in parent company investment	0	(109)	(1,148)	(574)	(140)
Other	0	1
Net cash (used in) provided by financing activities	15	(91)	(231)	(548)	230
Effect of currency translation on cash	0	0	3	(1)	2
Net increase (decrease) in cash and cash equivalents	148	(4)	169	(19)	52
Cash and cash equivalents at beginning of period	234	65	65	84	32
Cash and cash equivalents at end of period	382	61	234	65	84
Supplementary Cash Flow Information:
Interest paid			83	84	98
Income taxes paid, net of refunds			$ 30	$ 16	$ 34

Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Basis of Presentation and Summary of Significant Accounting Policies

1.    Basis of Presentation and Summary of Significant Accounting Policies

Nature of Business—The ADT Corporation (“ADT” or the “Company”), a company incorporated in the state of Delaware, is a leading provider of electronic security, interactive home and business automation and related monitoring services in the United States and Canada.

Separation from Tyco International Ltd.—On September 19, 2011, Tyco International Ltd. (“Tyco” or “Parent”) announced that its board of directors had approved a plan to separate Tyco into three separate, publicly traded companies (the “Separation”), identifying the ADT North American Residential Security Business of Tyco as one of those three companies. In conjunction with the Separation, prior to September 28, 2012, Tyco transferred the equity interests of the entities that held all of the assets and liabilities of its residential and small business security business in the United States and Canada to ADT. Effective on September 28, 2012 (the “Distribution Date”), Tyco distributed all of its shares of ADT to Tyco’s stockholders of record as of the close of business on September 17, 2012 (the “Record Date”). On the Distribution Date, each of the stockholders of Tyco received one share of ADT common stock for every two shares of common stock of Tyco held on the Record Date. The Separation was completed pursuant to the Separation and Distribution Agreement, dated as of September 26, 2012, among Tyco and ADT (the “2012 Separation and Distribution Agreement”). After the Distribution Date, Tyco did not beneficially own any shares of ADT common stock.

The Company’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on September 14, 2012. ADT’s common stock began “regular way” trading under the symbol “ADT” on the New York Stock Exchange (“NYSE”) on October 1, 2012.

Basis of Presentation—The Condensed, Consolidated and Combined Financial Statements have been prepared in United States dollars (“USD”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Condensed, Consolidated and Combined Financial Statements included herein are unaudited, but in the opinion of management, such financial statements include all adjustments, consisting of normal recurring adjustments, necessary to summarize fairly the Company’s financial position, results of operations and cash flows for the interim period. The interim results reported in these Condensed, Consolidated and Combined Financial Statements should not be taken as indicative of results that may be expected for the entire year. For a more comprehensive understanding of ADT and its Condensed, Consolidated and Combined Financial Statements, please review these condensed interim financial statements in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the fiscal year ended September 28, 2012, which was filed with the SEC on November 27, 2012 (“2012 Form 10-K”).

Unless otherwise indicated, references to 2013 and 2012 are to the Company’s fiscal quarters ended December 28, 2012 and December 30, 2011, respectively.

The Condensed, Consolidated and Combined Financial Statements reflect the Company’s financial position, results of operations and cash flows in conformity with GAAP. The Condensed and Consolidated Balance Sheets as of December 28, 2012 and September 28, 2012 reflect the consolidated financial position of The ADT Corporation and its subsidiaries as an independent publicly-traded company. Additionally, the Company’s Condensed, Consolidated and Combined Statements of Operations, Comprehensive Income and Cash Flows for the quarter ended December 28, 2012 reflect ADT’s operations and cash flows as a standalone company. Prior to the Separation on September 28, 2012, the Company’s financial position, results of operations and cash flows consisted of Tyco’s residential and small business security business in the United States, Canada and certain U.S. territories and were derived from Tyco’s historical accounting records and presented on a carve-out basis. As such, the Company’s Condensed, Consolidated and Combined Statements of Operations, Comprehensive Income and Cash Flows for the quarter ended December 30, 2011 consist of the combined results of operations of the ADT North American Residential Security Business of Tyco.

For periods prior to the Separation, the Company’s financial statements included allocations of certain working capital, property and equipment, and operating expense balances. In addition, debt and related interest expense as well as certain general corporate overhead expenses were allocated by Tyco to the Company for the financial statements presented on a carve-out basis. The allocation of corporate overhead expenses from Tyco was based on the relative proportion of either the Company’s headcount or revenue to Tyco’s consolidated headcount or revenue. Corporate overhead expenses primarily related to centralized corporate functions, including finance, treasury, tax, legal, information technology, internal audit, human resources and risk management functions. During the quarter ended December 30, 2011, the Company was allocated $15 million of general corporate expenses incurred by Tyco which are included within selling, general and administrative expenses in the Condensed, Consolidated and Combined Statement of Operations. The allocation of interest expense from Tyco was based on an assessment of the Company’s share of Tyco’s external debt using historical data. During the quarter ended December 30, 2011, the Company was allocated $21 million of interest expense incurred by Tyco.

The Company has a 52- or 53-week fiscal year that ends on the last Friday in September. Both fiscal year 2013 and fiscal year 2012 are 52-week years.

The Company conducts business in one operating segment. This segment is identified by the Company based on how resources are allocated and operating decisions are made.

The Company conducts business through its operating entities. All intercompany transactions have been eliminated. The results of companies acquired during the period are included in the Condensed, Consolidated and Combined Financial Statements from the effective date of acquisition.

Separation Costs—During the quarter ended December 28, 2012, the Company incurred approximately $6 million in charges directly related to the Separation, which are reflected in separation costs in the Company’s Condensed, Consolidated and Combined Statement of Operations.

Other Income—During the quarter ended December 28, 2012, the Company recorded income of approximately $6 million related to the 2012 Tax Sharing Agreement, which was entered into in conjunction with the Separation. This income is reflected in other income in the Company’s Condensed, Consolidated and Combined Statement of Operations. See Note 8 for further information.

Reclassifications—Certain prior period amounts have been reclassified to conform with the current period presentation. Specifically, the Company has reported amortization of deferred subscriber acquisition costs separately on the Condensed, Consolidated and Combined Statements of Cash Flows.

Inventories—Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value. Inventories consisted of the following ($ in millions):

	December 28, 2012	September 28, 2012
Work in progress	$4	$6
Finished goods	40	36

Inventories	$44	$42

Financial Instruments—The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and debt. Included in cash and cash equivalents as of December 28, 2012 and September 28, 2012 is approximately $331 million and $187 million, respectively, of available-for-sale securities, representing cash invested in money market mutual funds. These investments are classified as “Level 1” for purposes of fair value measurement, which is performed each reporting period. The fair value of cash and cash equivalents, including the money market mutual funds, accounts receivable and accounts payable approximated book value as of December 28, 2012 and September 28, 2012 because of their short-term nature.

The fair value of the Company’s unsecured notes is determined using prices for ADT’s securities obtained from multiple external pricing services, which is considered a Level 2 input. The carrying value and fair value of the Company’s debt that is subject to fair value disclosures as of December 28, 2012 and September 28, 2012 is as follows ($ in millions):

	December 28, 2012		September 28, 2012
	CarryingValue	FairValue	CarryingValue	FairValue
2.250% notes due July 2017	$749	$737	$749	$766
3.500% notes due July 2022	998	980	998	1,038
4.875% notes due July 2042	742	721	742	798

Total	$2,489	$2,438	$2,489	$2,602

Guarantees—As of December 28, 2012, the Company had $16 million in standby letters of credit related to its insurance programs. The Company had no letters of credit as of September 28, 2012.

Recently Adopted Accounting Pronouncements—In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance for the presentation of comprehensive income. The guidance amended the reporting of Other Comprehensive Income (“OCI”) by eliminating the option to present OCI as part of the statement of stockholders’ equity. The amendment does not impact the accounting for OCI, but does impact its presentation in the Company’s Condensed, Consolidated and Combined Financial Statements. The guidance requires that items of net income and OCI be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements which include total net income and its components, consecutively followed by total OCI and its components to arrive at total comprehensive income. In December 2011, the FASB issued authoritative guidance to defer the effective date for those aspects of the guidance relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. The guidance became effective for the Company in the first fiscal quarter of 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In September 2011, the FASB issued authoritative guidance which amends the process of testing goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performing the traditional two step goodwill impairment test is unnecessary. If an entity concludes otherwise, it would be required to perform the first step of the two step goodwill impairment test. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test. However, an entity has the option to bypass the qualitative assessment in any period and proceed directly to step one of the impairment test. The guidance became effective for the Company in the first quarter of fiscal year 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In July 2012, the FASB issued authoritative guidance which amends the process of testing indefinite-lived intangible assets for impairment. This guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the indefinite-lived intangible asset is impaired. If an entity determines it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity will have an option not to calculate the fair value of an indefinite-lived asset annually. The guidance became effective for the Company in the first quarter of fiscal year 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

1.	Basis of Presentation and Summary of Significant Accounting Policies

Nature of Business—The ADT Corporation (“ADT” or the “Company”), a company incorporated in the state of Delaware, is a leading provider of electronic security, interactive home and business automation and related monitoring services in the United States and Canada.

Separation from Tyco International Ltd.—On September 19, 2011, Tyco International Ltd. (“Tyco” or “Parent”) announced that its board of directors had approved a plan to separate Tyco into three separate, publicly traded companies (the “Separation”), identifying the ADT North American Residential Security Business of Tyco as one of those three companies. In conjunction with the Separation, prior to September 28, 2012, Tyco transferred the equity interests of the entities that held all of the assets and liabilities of its residential and small business security business in the United States and Canada to ADT. Effective on September 28, 2012 (the “Distribution Date”), Tyco distributed all of its shares of ADT to Tyco’s shareholders of record as of the close of business on September 17, 2012 (the “Record Date”). On the Distribution Date, each of the shareholders of Tyco received one share of ADT common stock for every two shares of common stock of Tyco held on the Record Date. The Separation was completed pursuant to the Separation and Distribution Agreement, dated as of September 26, 2012, among Tyco and ADT. After the Distribution Date, Tyco did not beneficially own any shares of ADT common stock.

The Company’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on September 14, 2012. ADT’s common stock began “regular way” trading under the symbol “ADT” on the New York Stock Exchange (“NYSE”) on October 1, 2012.

Basis of Presentation—The Consolidated and Combined Financial Statements include the combined operations, assets and liabilities of the Company. The Consolidated and Combined Financial Statements have been prepared in United States dollars (“USD”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Unless otherwise indicated, references to 2012, 2011 and 2010 are to the Company’s fiscal years ended September 28, 2012, September 30, 2011 and September 24, 2010, respectively.

The Consolidated and Combined Financial Statements reflect the Company’s financial position, results of operations and cash flows in conformity with GAAP. The Consolidated and Combined Balance Sheet as of September 28, 2012 reflects the consolidated financial position of The ADT Corporation and its subsidiaries as an independent publicly-traded company. Prior to the Separation on September 28, 2012, the Company’s financial position, results of operations and cash flows consisted of Tyco’s residential and small business security business in the United States, Canada and certain U.S. territories and have been derived from Tyco’s historical accounting records and presented on a carve-out basis. As such, the Company’s Consolidated and Combined Statements of Operations and Cash Flows for 2012, 2011 and 2010 consist of the combined results of operations of the ADT North American Residential Security Business of Tyco.

For periods prior to the Separation, the Company’s Consolidated and Combined Financial Statements include allocations of certain working capital, property and equipment, and operating expense balances. In addition, certain general corporate overhead, debt and related interest expense have been allocated by Tyco to the Company for the financial statements presented on a carve-out basis. The Company used certain underlying activity drivers as a basis of allocation, including revenue, materials usage, head-count utilization and other factors. Both ADT and Tyco believe such allocations are reasonable; however, they may not be indicative of the actual results of the Company had the Company been operating as an independent, publicly traded company for the periods presented or the amounts that will be incurred by the Company in the future. Note 5 provides further information regarding debt and related interest expense allocations and Note 9 provides further information regarding general corporate overhead allocations.

The Company has a 52- or 53-week fiscal year that ends on the last Friday in September. Fiscal year 2011 was a 53-week year. Fiscal years 2012 and 2010 were 52-week years.

The Company conducts business in one operating segment. This segment is identified by the Company based on how resources are allocated and operating decisions are made. Management evaluates performance and allocates resources based on operating profit or loss of the Company as a whole.

The Company conducts business through its operating entities. All intercompany transactions have been eliminated. The results of companies acquired during the year are included in the Consolidated and Combined Financial Statements from the effective date of acquisition. See Note 2.

Use of Estimates—The preparation of the Consolidated and Combined Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and reported amounts of revenue and expenses. Significant estimates in these Consolidated and Combined Financial Statements include, but are not limited to, allowances for doubtful accounts receivable, estimates of future cash flows and valuation related assumptions associated with asset impairment testing, useful lives and methods for depreciation and amortization, loss contingencies, income taxes and tax valuation allowances and defined benefit obligations. Actual results could differ materially from these estimates.

Revenue Recognition—Major components of revenue for the Company include fees associated with contractual monitoring and maintenance services, non-refundable installation fees related to subscriber system assets, other repair and maintenance services and sales of equipment.

Revenue from the sale of services is recognized as services are rendered. Contractual fees for monitoring and maintenance services are recognized on a straight-line basis over the contract term. Customer billings for services not yet rendered are deferred and recognized as revenue as the services are rendered. The balance of deferred revenue is included in current liabilities or long-term liabilities, as appropriate.

For transactions in which the Company retains ownership of the security system asset, referred to as subscriber system assets, non-refundable fees (referred to as deferred subscriber acquisition revenue) received in connection with the initiation of a monitoring contract, along with associated direct and incremental selling costs (referred to as deferred subscriber acquisition costs), are deferred and amortized over the estimated life of the customer relationship.

Sales of security monitoring systems may have multiple elements, including equipment, installation, monitoring services and maintenance agreements. The Company assesses its revenue arrangements to determine the appropriate units of accounting. In certain circumstances, ownership of the system is contractually transferred to the customer, in which case each deliverable provided under the arrangement is considered a separate unit of accounting. Revenue associated with the sale of equipment and related installations is recognized once delivery, installation and customer acceptance is completed, while the revenue for monitoring and maintenance services is recognized on a straight-line basis over the contract term as services are rendered. Early termination of the contract by the customer results in a termination charge in accordance with the customer contract, which is due immediately following the termination date. The amounts of contract termination charges recognized in revenue during the years ended September 28, 2012, September 30, 2011 and September 24, 2010 were not material. The Company may refund up-front consideration and monitoring fees paid during the six months following installation of a system in limited circumstances after all attempts to resolve customer concerns have been exhausted. Amounts that the Company has refunded during the years ended September 28, 2012, September 30, 2011 and September 24, 2010 were not material. Amounts assigned to each unit of accounting are based on an allocation of total arrangement consideration using a hierarchy of estimated selling price for the deliverables. The selling price used for each deliverable is based on Vendor Specific Objective Evidence (“VSOE”) if available, Third Party Evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Revenue recognized for equipment and installation is limited to the lesser of their allocated amounts under the estimated selling price hierarchy or the non-contingent up-front consideration received at the time of installation, since collection of future amounts under the arrangement with the customer is contingent upon the delivery of monitoring and maintenance services.

Provisions for certain rebates and discounts to customers are accounted for as reductions in revenue in the same period the related revenue is recorded. These provisions are based on terms of arrangements with direct, indirect and other market participants. Rebates are estimated based on sales terms, historical experience and trend analysis.

The Company records estimated product warranty costs at the time of sale. The carrying amounts of the Company’s warranty accrual as of September 28, 2012 and September 30, 2011 were not material.

Advertising—Advertising costs which amounted to $155 million, $152 million and $113 million for 2012, 2011 and 2010, respectively, are expensed when incurred and are included in selling, general and administrative expenses.

Acquisition Costs—Acquisition costs are expensed when incurred and are included in selling, general and administrative expenses. See Note 2.

Separation Costs—During the year ended September 28, 2012, the Company incurred approximately $10 million in charges directly related to the Separation. Of these costs, $7 million is included in separation costs and $3 million is included in interest expense on the Company’s Consolidated and Combined Statement of Operations. See Note 5 for information on interest expense.

Translation of Foreign Currency—The Company’s Consolidated and Combined Financial Statements are reported in U.S. dollars. A portion of the Company’s business is transacted in Canadian dollars. The Company’s Canadian entity maintains its records in Canadian dollars. The assets and liabilities are translated into U.S. dollars using rates of exchange at the balance sheet date and translation adjustments are recorded in accumulated other comprehensive income. Revenue and expenses are translated at average rates of exchange in effect during the year.

Cash and Cash Equivalents—All highly liquid investments with original maturities of three months or less from the time of purchase are considered to be cash equivalents.

Allowance for Doubtful Accounts—The allowance for doubtful accounts receivable reflects the best estimate of probable losses inherent in the Company’s receivable portfolio determined on the basis of historical experience and other currently available evidence.

Inventories—Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value. Inventories consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Work in progress	$6	$6
Finished goods	36	27

Inventories	$42	$33

Property and Equipment, Net—Property and equipment, net is recorded at cost less accumulated depreciation. Depreciation expense for 2012, 2011 and 2010 was $38 million, $35 million and $28 million, respectively. Maintenance and repair expenditures are charged to expense when incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings and related improvements	Up to 40 years

Leasehold improvements	Lesser of remaining term of the lease or economic useful life

Other machinery, equipment and furniture and fixtures	1 to 14 years

Subscriber System Assets and Related Deferred Costs and Deferred Revenue—Subscriber system assets, net are recorded at cost less accumulated depreciation. Accumulated depreciation of subscriber system assets was $2,080 million and $1,821 million as of September 28, 2012 and September 30, 2011, respectively. Depreciation expense relating to subscriber system assets for 2012, 2011 and 2010 was $287 million, $272 million and $209 million, respectively. The Company considers security system assets related to its electronic security business in two asset categories: internally generated subscriber systems (referred to as subscriber system assets) and customer accounts generated through the ADT dealer program (referred to as dealer intangibles, as further described in the Dealer and Other Amortizable Intangible Assets, Net section below). Subscriber system assets include installed property and equipment for which the Company retains ownership and deferred costs directly related to the customer acquisition and system installation. Subscriber system assets represent capitalized equipment (e.g. security control panels, touchpad, motion detectors, window sensors, and other equipment) and installation costs incurred to prepare the asset for its intended use. The Company pays property taxes on the subscriber system assets and upon customer termination, may retrieve such assets. These assets embody a probable future economic benefit as they generate future monitoring revenue for the Company.

Deferred subscriber acquisition costs, net associated with subscriber system assets represent direct and incremental selling expenses (i.e. commissions) related to acquiring the customer. Commissions related to up-front consideration paid by customers in connection with the establishment of the monitoring arrangement are determined based on a percentage of the up-front fees and do not exceed deferred revenue. Amortization expense relating to deferred subscriber acquisition costs for 2012, 2011 and 2010 was $111 million, $102 million and $98 million, respectively.

Subscriber system assets and any deferred costs and revenue resulting from the customer acquisition are accounted for over the expected life of the customer relationship. The Company accounts for subscriber system assets and related deferred costs and deferred revenue using pools, with separate pools for the components of subscriber system assets and any related deferred costs and deferred revenue based on the same month and year of acquisition. The Company depreciates its pooled subscriber system assets and related deferred costs and deferred revenue using an accelerated method over 15 years. In order to align the depreciation of these assets to the pattern in which their economic benefits are consumed, the accelerated method utilizes an average declining balance rate of 240% and converts to a straight-line methodology when the resulting depreciation charge is greater than that from the accelerated method, resulting in an average depreciation of 58% of the pool within the first five years, 25% within the second five years and 17% within the final five years.

Dealer and Other Amortizable Intangible Assets, Net—Intangible assets primarily include contracts and related customer relationships. Certain contracts and related customer relationships are generated from an external network of independent dealers who operate under the ADT dealer program. These contracts and related customer relationships are recorded at their contractually determined purchase price. During the initial period of the customer contract, generally twelve to fifteen months, any cancellation of monitoring service, including those that result from customer payment delinquencies, results in a chargeback by the Company to the dealer for the full amount of the contract purchase price. The Company records the amount charged back to the dealer as a reduction of the intangible assets.

Intangible assets arising from the ADT dealer program described above are amortized in pools determined by the same month and year of contract commencement on an accelerated basis over the period and pattern of economic benefit that is expected to be obtained from the customer relationship. The estimated useful life of dealer intangibles is 15 years. The accelerated method for amortizing these intangible assets utilizes an average declining balance rate of 300% and converts to a straight-line methodology when the resulting amortization charge is greater than that from the accelerated method, resulting in an average amortization of 67% of the pool within the first five years, 22% within the second five years and 11% within the final five years.

Other amortizable intangible assets are amortized on a straight-line basis over 4 to 24 years. The Company evaluates the amortization methods and remaining useful lives of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the amortization method or remaining useful lives.

Long-Lived Asset Impairments—The Company reviews long-lived assets, including property and equipment and amortizable intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, the Company groups assets and liabilities at the lowest level for which cash flows are separately identified. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Goodwill—Goodwill is assessed for impairment annually and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value. See Note 4. In performing these assessments, management relies on various factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data. There are inherent uncertainties related to these factors which require judgment in applying them to the testing of goodwill for impairment. The Company performs its annual impairment tests for goodwill during the fourth fiscal quarter of each year.

When testing for goodwill impairment, the Company first compares the fair value of its reporting unit with its carrying amount. The estimated fair value of the reporting unit used in the goodwill impairment test is determined utilizing a discounted cash flow analysis based on the Company’s forecasts discounted using market participants’ weighted-average cost of capital and market indicators of terminal year cash flows. If the carrying amount of the Company’s reporting unit exceeds its fair value, goodwill is considered potentially impaired and step two of the goodwill impairment test is performed to measure the amount of impairment loss. In the second step of the goodwill impairment test, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess of the carrying amount of goodwill over its implied fair value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of its reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the fair value of its reporting unit over the amounts assigned to its assets and liabilities represents the implied fair value of goodwill.

Accrued Expenses and Other Current Liabilities—Included in accrued and other current liabilities in the Company’s Consolidated and Combined Balance Sheets are amounts for payroll-related accruals of $38 million and $44 million as of September 28, 2012 and September 30, 2011, respectively. Also included in accrued and other current liabilities are customer advances, which totaled $39 million and $36 million as of September 28, 2012 and September 30, 2011, respectively.

Parent Company Investment—Prior to the Separation on September 28, 2012, Tyco’s historical investment in the Company, the Company’s accumulated net earnings after taxes, and the net effect of transactions with and allocations from Tyco is shown as Parent company investment in the Consolidated and Combined financial statements. Note 9 provides additional information regarding the allocation to the Company of various expenses incurred by Tyco for periods prior to the Separation.

Income Taxes—For purposes of the Company’s Consolidated and Combined Financial Statements for periods prior to the Separation on September 28, 2012, income tax expense, deferred tax balances and tax carryforwards have been recorded as if it filed tax returns on a standalone basis separate from Tyco (“Separate Return Method”). The Separate Return Method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and a standalone enterprise for the periods prior to the Separation. The deferred tax balances reflected in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012 have been recorded on a consolidated return basis and include tax attributes allocated to the Company at the time of the Separation. The calculation of income taxes for the Company on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. Historically, the Company has primarily operated within a Tyco U.S. consolidated group and within a standalone Canadian entity. In certain instances, tax losses or credits generated by Tyco’s other businesses will continue to be available to the Company after the Separation.

In determining taxable income for the Company’s Consolidated and Combined Financial Statements, the Company must make certain estimates and judgments. These estimates and judgments affect the calculation of certain tax liabilities and the determination of the recoverability of certain of the deferred tax assets, which arise from temporary differences between the tax and financial statement recognition of revenue and expense.

In evaluating the Company’s ability to recover its deferred tax assets, the Company considers all available positive and negative evidence including its past operating results, the existence of cumulative losses in the most recent years and its forecast of future taxable income. In estimating future taxable income, the Company develops assumptions including the amount of future pre-tax operating income, the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying businesses.

The Company does not have any significant valuation allowances against its net deferred tax assets.

Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management records the effect of a tax rate or law change on the Company’s deferred tax assets and liabilities in the period of enactment. Future tax rate or law changes could have a material effect on the Company’s results of operations, financial condition or cash flows.

In addition, the calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in the United States and Canada. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues in the U.S. and other tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. These tax liabilities are reflected net of related tax loss carryforwards. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from its current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the liabilities would result in tax benefits being recognized in the period when the Company determines the liabilities are no longer necessary.

Concentration of Credit Risks—Financial instruments which potentially subject the Company to concentrations of credit risks are principally accounts receivables. The Company’s concentration of credit risk with respect to accounts receivable is limited due to the significant size of its customer base.

Insurable Liabilities—For fiscal years 2010 through 2012, the Company was insured for worker’s compensation, property, product, general and auto liabilities through a captive insurance company that is a wholly owned subsidiary of Tyco. The captive’s policies covering these risks are deductible reimbursement policies. Tyco has insurance for losses in excess of the captive insurance company policies’ limits through third party insurance companies. The captive insurance company retains the risk of loss, and therefore, Tyco has retained the liability associated with claims incurred prior to the Separation. Following the Separation, the Company maintains its own standalone insurance policies to manage certain of its insurable liabilities. See Note 9 for additional information on insurable liabilities.

Financial Instruments—The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and debt. Included in cash and cash equivalents as of September 28, 2012 is approximately $187 million of available-for sale securities, representing cash invested in money market mutual funds. These investments are classified as “Level 1” for purposes of fair value measurement, which is performed each reporting period. Any unrealized holding gains or losses are excluded from earnings and reported in other comprehensive income until realized. Any dividend or interest income related to these investments is recognized in earnings. As these securities were purchased on the last day of the fiscal year, the amount of unrealized holding gains, dividend income and interest income was immaterial for the year ended September 28, 2012. The fair value of cash and cash equivalents, other than the money market mutual funds, accounts receivable and accounts payable approximated book value as of September 28, 2012 because of their short-term nature. The fair value of the money market mutual funds was approximately $187 million as of September 28, 2012. See Note 5 for the fair value of the Company’s debt.

Reclassifications—Certain prior period amounts have been reclassified to conform with the current period presentation. Specifically, the Company has reported amortization of deferred subscriber acquisition costs separately on the Consolidated and Combined Statements of Cash Flows.

Recently Adopted Accounting Pronouncements—In September 2011, the FASB issued authoritative guidance which expanded and enhanced the existing disclosure requirements related to multi-employer pension and other postretirement benefit plans. The amendments require additional quantitative and qualitative disclosures to provide more detailed information regarding these plans, including the significant multi-employer plans in which the Company participates, the level of the Company’s participation and contributions with respect to such plans, the financial health of such plans and an indication of funded status. These disclosures are intended to provide users of financial statements with a better understanding of the employer’s involvement in multi-employer benefit plans. The guidance became effective for the Company in the fourth fiscal quarter of 2012. The adoption of the guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance for the presentation of comprehensive income. The guidance amended the reporting of Other Comprehensive Income (“OCI”) by eliminating the option to present OCI as part of the Consolidated and Combined Statements Stockholders’ Equity. The amendment does not impact the accounting for OCI, but does impact its presentation in the Company’s Consolidated and Combined Financial Statements. The guidance requires that items of net income and OCI be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements which include total net income and its components, consecutively followed by total OCI and its components to arrive at total comprehensive income. In December 2011, the FASB issued authoritative guidance to defer the effective date for those aspects of the guidance relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. The guidance became effective for the Company in the first fiscal quarter of 2013 and has been retrospectively applied for all periods presented. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements—In September 2011, the FASB issued authoritative guidance which amends the process of testing goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performing the traditional two step goodwill impairment test is unnecessary. If an entity concludes otherwise, it would be required to perform the first step of the two step goodwill impairment test. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test. However, an entity has the option to bypass the qualitative assessment in any period and proceed directly to step one of the impairment test. The guidance is effective for the Company for interim and annual impairment testing beginning in the first quarter of fiscal year 2013.

In July 2012, the FASB issued authoritative guidance which amends the process of testing indefinite-lived intangible assets for impairment. This guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the indefinite-lived intangible asset is impaired. If an entity determines it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity will have an option not to calculate the fair value of an indefinite-lived asset annually. The guidance is effective for the Company for interim and annual impairment testing beginning in the first quarter of fiscal year 2013.

Acquisitions	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Acquisitions

2.    Acquisitions

Dealer Generated Customer Accounts and Bulk Account Purchases

During the quarters ended December 28, 2012 and December 30, 2011, the Company paid $125 million and $164 million, respectively, for customer contracts for electronic security services. Customer contracts generated under the ADT dealer program during the quarters ended December 28, 2012 and December 30, 2011, totaled approximately 100,000 and 136,000, respectively.

Acquisitions

During the quarter ended December 28, 2012, the Company completed the acquisition of Absolute Security, which had been an ADT authorized dealer, with $16 million of cash paid in the period. This acquisition was not material to the Company’s financial statements. There were no acquisitions made by the Company during the quarter ended December 30, 2011.

2.	Acquisitions

Dealer Generated Customer Accounts and Bulk Account Purchases

During fiscal years 2012, 2011 and 2010, the Company paid $648 million, $581 million and $532 million, respectively, for customer contracts for electronic security services. Customer contracts generated under the ADT dealer program during 2012, 2011 and 2010 totaled approximately 527,000, 491,000 and 459,000, respectively.

Acquisitions

During the year ended September 24, 2010, cash paid for acquisitions totaled $449 million, net of cash acquired of $136 million, which related to the acquisition of Brink’s Home Security Holdings, Inc. (“BHS” or “Broadview Security”), which is further described below. During the years ended September 28, 2012 and September 30, 2011, there were no acquisitions made by the Company.

Acquisition of Broadview Security

On May 14, 2010, the Company acquired all of the outstanding equity of Broadview Security, a publicly traded company that was formerly owned by The Brink’s Company, in a cash-and-stock transaction valued at approximately $2.0 billion. Prior to its acquisition, Broadview Security’s core business was to provide security alarm monitoring services for residential and small business properties in North America. Under the terms of the transaction, each outstanding share of BHS common stock was converted into the right to receive: (1) $13.15 in cash and 0.7562 Tyco common shares, for those shareholders who made an all-cash election, (2) 1.0951 Tyco common shares, for those shareholders who made an all stock election or (3) $12.75 in cash and 0.7666 Tyco common shares, for those shareholders who made a mixed cash/stock election or who failed to make an election.

Fair Value Calculation of Consideration Transferred—The calculation of the consideration transferred to acquire BHS is as follows. Certain amounts below cannot be recalculated as the exact BHS common share amounts have not been presented. ($ and common share data in millions, except per share data):

Cash Consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Cash consideration per common share outstanding	$13.15

Total cash paid to BHS shareholders making all cash election	$490

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Cash consideration per common share outstanding	$12.75

Total cash paid to BHS shareholders making a mixed election or not making an election	$95

Total cash consideration	$585

Stock consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Exchange ratio	0.7562

Tyco shares issued to BHS shareholders making an all cash election	28

All stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all stock	1
Exchange ratio	1.0951

Tyco shares issued to BHS shareholders making an all stock election	1

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Exchange ratio	0.7666

Tyco shares issued to BHS shareholders making a mixed election or not making an election	6

Total Tyco common shares issued	35

Tyco’s average common share price on May 14, 2010	$38.73

Total stock consideration	$1,362

Fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards(1)	$27

Total fair value of consideration transferred	$1,974

(1)

Represents the fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards attributable to pre-combination service issued to holders of these awards in the acquisition. The fair value was determined using the Black-Scholes model for stock option awards and Tyco’s closing stock price for the restricted and deferred stock unit awards. The fair value of outstanding BHS stock-based compensation awards that immediately vested at the effective time of the acquisition was attributed to pre-combination service and was included in the consideration transferred. In addition, there were certain BHS stock-based compensation awards that did not immediately vest upon completion of the acquisition. For those awards, the fair value attributed to post-combination service is being recognized as compensation expense over the requisite service period in the post-combination financial statements.

Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed—The consideration transferred for BHS has been allocated to identifiable assets acquired and liabilities assumed as of the acquisition date. The following amounts represent the final determination of the fair value of the identifiable assets acquired and liabilities assumed ($ in millions):

Net current assets(1)	$78
Subscriber system assets	624
Other property and equipment	49
Contracts and related customer relationships (10-year weighted average useful life)	738
Other intangible assets (4-year weighted average useful life)	12
Net non-current liabilities(2)	(459)

Net assets acquired	1,042
Goodwill(3)	932

Purchase price	$1,974

(1)

As of the acquisition date, the fair value of accounts receivable approximated book value. Included in net current assets is $32 million of accounts receivable. The gross contractual amount receivable was approximately $35 million of which $3 million was not expected to be collected.

(2)	Included in net non-current liabilities is approximately $456 million of deferred tax liabilities.
(3)

The goodwill recognized is primarily related to expected synergies and other benefits that the Company believes will result from combining the operations of BHS with the operations of the Company. All of the goodwill has been allocated. None of the goodwill is expected to be deductible for tax purposes.

Actual BHS Financial Results—BHS actual results from the acquisition date, May 14, 2010, which are included in the Consolidated and Combined Statement of Operations for the fiscal year ended September 24, 2010 are as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$193
Net loss	$(25)

Supplemental Pro Forma Financial Information (unaudited)—The supplemental pro forma financial information for the fiscal year ended September 24, 2010 is as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$2,942
Net income	$263

The supplemental pro forma financial information is based on the historical financial information for the Company and BHS. The supplemental pro forma financial information for the period ended September 24, 2010 utilized BHS’ historical financial information for its fiscal fourth quarter ended December 31, 2009 and the pre- acquisition period from January 1, 2010 through the acquisition date. The supplemental pro forma financial information reflects primarily the following pro forma pre-tax adjustments:

•	Elimination of BHS historical intangible asset amortization and property and equipment depreciation expense;

•	Elimination of BHS historical deferred acquisition costs amortization;

•	Elimination of BHS historical deferred revenue amortization;

•	Additional amortization and depreciation expense related to the fair value of identifiable intangible assets and property and equipment acquired; and

•	All of the above pro forma adjustments were tax effected using a statutory tax rate of 39%.

The supplemental pro forma financial information for the year ended September 24, 2010 reflect the following non-recurring adjustments:

•	Direct acquisition costs primarily relating to advisory and legal fees and integration costs; and

•	Restructuring charges primarily related to employee severance and one-time benefit arrangements.

The supplemental pro forma financial information gives effect to the acquisition, but should not be considered indicative of the results that would have occurred in the periods presented above, nor are they indicative of future results. In addition, the supplemental pro forma financial information does not reflect the potential realization of cost savings relating to the integration of the two companies.

Acquisition and Integration Related Costs

During the year ended September 24, 2010, the Company incurred approximately $17 million of costs directly related to the acquisition of Broadview Security and recorded $14 million of restructuring expenses in conjunction with the acquisition of Broadview Security. These costs are reflected in selling, general and administrative expenses in the Company’s Consolidated and Combined Statement of Operations for the year ended September 24, 2010.

In addition, during the years ended September 28, 2012, September 30, 2011 and September 24, 2010, the Company incurred costs related to the integration of Broadview Security. A summary of the integration related costs and the line item presentation of these amounts in the Company’s Consolidated and Combined Statement of Operations is as follows ($ in millions):

	2012	2011	2010
Cost of revenue	$—	$2	$—
Selling, general and administrative expenses	14	26	18

Total integration related costs	$14	$28	$18

Property and Equipment	12 Months Ended
Sep. 28, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Land	$9	$9
Buildings and leasehold improvements	76	64
Machinery and equipment	369	290
Property under capital leases(1)	43	25
Construction in progress	34	37
Accumulated depreciation(2)	(314)	(253)

Property and equipment, net	$217	$172

(1)	Property under capital leases consists primarily of buildings.

(2)	Accumulated amortization of capital lease assets was $25 million and $13 million as of September 28, 2012 and September 30, 2011, respectively.

Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Goodwill and Other Intangible Assets

3.    Goodwill and Other Intangible Assets

Goodwill

Annually, in the fiscal fourth quarter, and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value, the Company tests goodwill for impairment by comparing the fair value of the Company’s reporting unit with its carrying amount. Fair value of the Company’s reporting unit is determined utilizing a discounted cash flow analysis based on the Company’s forecast cash flows discounted using an estimated weighted-average cost of capital of market participants. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered potentially impaired. In determining fair value, management relies on and considers a number of factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data.

The changes in the carrying amount of goodwill as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$3,400
Acquisitions	20
Currency translation	(1)

Balance as of December 28, 2012	$3,419

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

Other Intangible Assets

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of December 28, 2012 and September 28, 2012 ($ in millions):

	December 28, 2012		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,335	$4,497	$7,247	$4,392
Other	12	6	12	6

Total	$7,347	$4,503	$7,259	$4,398

Changes in the net carrying amount of contracts and related customer relationships for as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$2,855
Customer contract additions, net of dealer charge-backs	125
Amortization	(140)
Currency translation	(2)

Balance as of December 28, 2012	$2,838

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency Translation	8

Balance as of September 28, 2012	$2,855

Other than goodwill, the Company does not have any other indefinite-lived intangible assets as of December 28, 2012 and September 28, 2012. Intangible asset amortization expense for the quarters ended December 28, 2012 and December 30, 2011 was $140 million and $134 million, respectively. The estimated aggregate amortization expense for intangible assets is expected to be approximately $396 million for the remainder of 2013, $459 million for 2014, $390 million for 2015, $330 million for 2016, $278 million for 2017 and $991 million for 2018 and thereafter.

4.	Goodwill and Other Intangible Assets

Goodwill

Annually, in the fiscal fourth quarter, and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value, the Company tests goodwill for impairment by comparing the fair value of the Company’s reporting unit with its carrying amount. Fair value of the Company’s reporting unit is determined utilizing a discounted cash flow analysis based on the Company’s forecast cash flows discounted using an estimated weighted-average cost of capital of market participants. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered potentially impaired. In determining fair value, management relies on and considers a number of factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data. There were no goodwill impairments as a result of performing the Company’s 2012, 2011 and 2010 annual impairment tests.

The changes in the carrying amount of goodwill for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

Balance as of September 24, 2010	$3,393
Acquisitions/purchase accounting adjustments	2

Balance as of September 30, 2011	$3,395

Other Intangible Assets

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012		September 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,247	$4,392	$6,687	$3,938
Other	12	6	13	7

Total	$7,259	$4,398	$6,700	$3,945

Changes in the net carrying amount of contracts and related customer relationships for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency translation	8

Balance as of September 28, 2012	$2,855

Balance as of September 24, 2010	$2,686
Customer contract additions, net of dealer charge-backs	579
Amortization	(516)

Balance as of September 30, 2011	$2,749

Other than goodwill, the Company does not have any other indefinite-lived intangible assets as of September 28, 2012 and September 30, 2011. Intangible asset amortization expense for 2012, 2011 and 2010 was $546 million, $518 million and $450 million, respectively. As of September 28, 2012, the weighted-average amortization period for contracts and related customer relationships, other intangibles and total intangible assets was 14 years, 11 years and 14 years, respectively.

The estimated aggregate amortization expense for intangible assets is expected to be approximately $516 million for 2013, $440 million for 2014, $374 million for 2015, $317 million for 2016, $267 million for 2017 and $947 million for 2018 and thereafter.

Debt	12 Months Ended
Sep. 28, 2012
Debt
5.	Debt

Debt as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Current maturities of long-term debt:
Capital lease obligations	$2	$1

Current maturities of long-term debt	2	1

Long-term debt:
2.250% notes due July 2017(1)	749	—
3.500% notes due July 2022(1)	998	—
4.875% notes due July 2042(1)	742	—
Allocated debt	—	1,482
Capital lease obligations	36	24

Total long-term debt	2,525	1,506

Total debt	$2,527	$1,507

(1)	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.

Prior to the issuance of its indenture in July 2012, the Company’s working capital requirements and capital for general corporate purposes, including acquisitions and capital expenditures, were satisfied as part of Tyco’s company-wide cash management practices. Accordingly, Tyco’s consolidated debt and related interest expense, exclusive of amounts incurred directly by the Company, were allocated to the Company for periods prior to July 5, 2012. The amounts allocated were based on an assessment of the Company’s share of Tyco’s external debt using historical data.

On June 22, 2012, the Company entered into an unsecured senior revolving credit facility with an aggregate commitment of $750 million, which is available to be used for working capital, capital expenditures and other corporate purposes. The interest rate for borrowings under the revolving credit facility is based on the London Interbank Offered Rate (“LIBOR”) or an alternative base rate, plus a spread, based upon the Company’s credit rating. To date, no amounts have been drawn under the revolving credit facility.

Additionally, on June 22, 2012, the Company entered into a 364-day bridge facility that provided for aggregate lending commitments in the amount of $2.25 billion. This facility was subsequently terminated on July 5, 2012 in connection with the $2.5 billion debt issuance discussed below.

On July 5, 2012, the Company issued $2.5 billion aggregate principal amount of unsecured notes, of which $750 million aggregate principal amount of 2.250% notes will mature on July 15, 2017, $1.0 billion aggregate principal amount of 3.500% notes will mature on July 15, 2022, and $750 million aggregate principal amount of 4.875% notes will mature on July 15, 2042. Cash proceeds from the issuance of this term indebtedness, net of debt issuance costs, totaled approximately $2.47 billion and were used primarily to repay intercompany debt and to make other cash payments to Tyco in conjunction with the Separation. Interest is payable on January 15 and July 15 of each year, commencing on January 15, 2013. The Company may redeem each series of the notes, in whole or in part, at any time at a redemption price equal to the principal amount of the notes to be redeemed, plus a make-whole premium.

In connection with the issuance of the unsecured notes, the Company entered into an Exchange and Registration Rights Agreement (the “Registration Rights Agreement”) with the initial purchasers of the notes, dated July 5, 2012. Under the Registration Rights Agreement, the Company has agreed to (i) file with the Securities and Exchange Commission a registration statement with respect to an exchange offer registered under the Securities Act to exchange the notes of each series for an issue of another series of notes (the “Exchange Notes”) that are identical in all material respects to the applicable series of notes (except that the Exchange Notes will not contain transfer restrictions or any increase in annual interest rate) and (ii) to use commercially reasonable efforts to cause the exchange offer registration statement to be declared effective under the Securities Act within 365 days of July 5, 2012.

On September 12, 2012 the Company established a $750 million commercial paper program, supported by its revolving credit facility of the same amount. As of September 28, 2012, the Company had no commercial paper outstanding.

The fair value of the Company’s unsecured notes was determined using prices for similar securities obtained from multiple external pricing services, which is considered a Level 2 input. The fair value of the Company’s unsecured notes as of September 28, 2012 is as follows ($ in millions):

2.250% notes due July 2017	$766
3.500% notes due July 2022	1,038
4.875% notes due July 2042	798

Total	$2,602

The fair value of the Company’s allocated debt, which was allocated in the same proportions as Tyco’s external debt, was $1,717 million as of September 30, 2011.

Interest expense totaled $93 million, $90 million and $107 million for the years ended September 28, 2012, September 30, 2011 and September 24, 2010, respectively. Interest expense for the first nine months of fiscal year 2012, fiscal year 2011 and fiscal year 2010 includes allocated interest expense of $64 million, $87 million and $102 million, respectively. Interest expense for these periods was allocated in the same proportions as debt and included the impact of Tyco’s interest rate swap agreements designated as fair value hedges. The remaining amount of interest expense for fiscal year 2012 primarily represents interest incurred on the Company’s unsecured notes. Cash paid for interest for fiscal years 2012, 2011 and 2010, which is presented in the Consolidated and Combined Statements of Cash Flows, was allocated in the same proportions as Tyco’s external debt.

The Company’s revolving credit facility contains customary covenants, including a limit on the ratio of debt to earnings before interest, taxes, depreciation, and amortization (“EBITDA”), a minimum required ratio of EBITDA to interest expense and limits on incurrence of liens and subsidiary debt. In addition, the indenture governing the Company’s senior unsecured notes contains customary covenants including limits on liens and sale/lease-back transactions. Furthermore, acceleration of any obligation under any of the Company’s material debt instruments will permit the holders of its other material debt to accelerate their obligations. As of September 28, 2012, the Company was in compliance with all financial covenants on its revolving credit facility.

Aggregate annual maturities of long-term debt and capital lease obligations are as follows ($ in millions):

Fiscal 2013	$6
Fiscal 2014	6
Fiscal 2015	6
Fiscal 2016	6
Fiscal 2017	756
Thereafter	1,777

Total	2,557
Less amount representing discount on notes	11
Less amount representing interest on capital leases	19

Total	2,527
Less current maturities of long-term debt	2

Total long-term debt	$2,525

Income Taxes	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Income Taxes

7.    Income Taxes

Unrecognized Tax Benefits

The Company did not have a significant change to its unrecognized tax benefits during the quarter ended December 28, 2012. The Company’s uncertain tax positions relate to tax years that remain subject to audit by the taxing authorities in the U.S. federal, state and local or foreign jurisdictions. The Company does not anticipate that the total amount of the unrecognized tax benefits will change significantly within the next twelve months.

Effective Tax Rate

The Company’s income tax expense for the quarter ended December 28, 2012 totaled $63 million, resulting in an effective tax rate for the period of 37.5%. The effective tax rate reflects the impact of a discrete charge of $5.6 million due to a California legislative change enacted on November 6, 2012, offset by a favorable impact resulting from $6.4 million in non-taxable other income. See Note 8 for more information on other income. The effective tax rate can vary from period to period due to permanent tax adjustments, discrete items such as the settlement of income tax audits and changes in tax laws, as well as recurring factors such as changes in the overall effective state tax rate.

6.	Income Taxes

Prior to the Separation, the Company’s operating results were included in Tyco’s various consolidated U.S. federal and state income tax returns, as well as non-U.S. tax filings in Canada and certain U.S. territories. For purposes of the Company’s Consolidated and Combined Financial Statements for periods prior to the Separation, income tax expense has been recorded as if the Company filed tax returns on a standalone basis separate from Tyco. The Separate Return Method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and a standalone enterprise for the periods prior to September 28, 2012.

Significant components of income before income taxes for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

	2012	2011	2010
United States	$581	$543	$336
Non-U.S.	49	61	62

	$630	$604	$398

Significant components of the income tax provision for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

	2012	2011	2010
Current:
United States:
Federal	$170	$228	$169
State	36	33	35
Non-U.S.	8	20	16

Current income tax provision	$214	$281	$220
Deferred:
United States:
Federal	$21	$(50)	$(60)
State	(6)	—	1
Non-U.S.	7	(3)	(2)

Deferred income tax provision	22	(53)	(61)

	$236	$228	$159

The reconciliation between the actual effective tax rate on continuing operations and the statutory U.S. federal income tax rate of 35% for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 is as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increases (reductions) in taxes due to:
U.S. state income tax provision, net	3.4%	3.5%	5.9%
Non-U.S. net earnings	(0.6)%	(0.7)%	(1.9)%
Nondeductible charges	—%	0.2%	0.7%
Other	(0.3)%	(0.3)%	0.2%

Provision for income taxes	37.5%	37.7%	39.9%

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. For purposes of the Company’s Consolidated and Combined Balance Sheets for periods prior to the Separation, deferred tax balances and tax carryforwards and credits have been recorded under the Separate Return Method. The deferred tax balances reflected in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012 have been recorded on a consolidated return basis and include tax attributes allocated to the Company at the time of the Separation. The inclusion of these tax attributes resulted in tax carryforwards and credits, which generated higher deferred income tax assets for the Company as of September 28, 2012.

The components of the Company’s net deferred income tax liability as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Deferred tax assets:
Accrued liabilities and reserves	$32	$36
Tax loss and credit carryforwards	512	1
Postretirement benefits	22	20
Deferred revenue	147	156
Other	11	65

	$724	$278

Deferred tax liabilities:
Property and equipment	(9)	(21)
Subscriber system assets	(530)	(443)
Intangible assets	(299)	(397)
Other	(1)	(18)

	$(839)	$(879)

Net deferred tax liability before valuation allowance	(115)	(601)
Valuation allowance	(2)	(1)

Net deferred tax liability	$(117)	$(602)

The valuation allowance for deferred tax assets of $2 million and $1 million as of September 28, 2012 and September 30, 2011, respectively, relates to the uncertainty of the utilization of certain state and non U.S. deferred tax assets. The Company believes that it is more likely than not that it will generate sufficient future taxable income to realize the tax benefits related to its deferred tax assets, including credit and net operating loss carryforwards, on the Company’s Consolidated and Combined Balance Sheet.

As of September 28, 2012, the Company had approximately $1.3 billion of U.S. Federal net operating loss carryforwards, $637 million of state net operating loss carryforwards and no foreign net operating loss carryforwards. The U.S. Federal carryforward will expire between 2016 and 2032, and the state carryforwards will expire between 2013 and 2032. Of the $1.3 billion U.S. Federal net operating loss carryforwards, $1.1 billion was generated by a prior consolidated group and is subject to Separate Return Limitation Year (“SRLY”) rules which place limits on the amount of SRLY loss that can offset consolidated taxable income in the future. Although future utilization will depend on the Company’s actual profitability and the result of income tax audits, the Company anticipates that its U.S Federal net operating loss carryforwards will be fully utilized prior to expiration.

Unrecognized Tax Benefits

As of September 28, 2012 and September 30, 2011, the Company had unrecognized tax benefits of $88 million and $3 million, respectively, of which $70 million and $2 million, if recognized, would affect the effective tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense. The Company had accrued interest and penalties related to the unrecognized tax benefits of $10 million and $1 million as of September 28, 2012 and September 30, 2011, respectively, of which approximately $9 million was contributed with the Separation. The amount of income tax expense for interest and penalties related to unrecognized tax benefits recognized for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 was immaterial.

A rollforward of unrecognized tax benefits as of September 28, 2012, September 30, 2011 and September 24, 2010 is as follows ($ in millions):

	2012	2011	2010
Balance as of beginning of year	$3	$5	$5
Additions based on tax positions contributed in conjunction with the Separation	85	—	—
Reductions based on tax positions related to prior years	—	(1)	—
Reductions related to settlements	—	(1)	—

Balance as of end of year	$88	$3	$5

For periods prior to September 28, 2012, the unrecognized tax benefits reflected in the Company’s Consolidated and Combined Financial Statements have been determined using the Separate Return Method. The increase in the balance of the Company’s unrecognized tax benefits reflect the impact of tax carryforwards and credits that resulted from the Separation. The Company does not anticipate that the total amount of the unrecognized tax benefits will change significantly within the next twelve months.

Many of the Company’s uncertain tax positions relate to tax years that remain subject to audit by the taxing authorities in the U.S. federal, state and local or foreign jurisdictions. Open tax years in significant jurisdictions are as follows:

Jurisdiction	Years Open To Audit
Canada	2004 – 2012
United States	1997 – 2012

Undistributed Earnings of Subsidiaries

The Company’s primary non-U.S. operations are located in Canada. No additional provision has been accrued for U.S. or non-U.S. income taxes on the undistributed earnings or for unrecognized deferred tax liabilities for temporary differences related to investments in the Company’s Canadian entity since the earnings are expected to be permanently reinvested and the investments are permanent in duration. Determination of the amount of any unrecognized deferred tax liability is not practicable.

Tax Sharing Agreement and Other Income Tax Matters

In connection with the Separation from Tyco, the Company entered into a tax sharing agreement (the “2012 Tax Sharing Agreement”) with Tyco and Pentair Ltd., formerly Tyco Flow Control International, Ltd. (“Pentair”) that governs the rights and obligations of ADT, Tyco and Pentair for certain pre-Separation tax liabilities, including Tyco’s obligations under the tax sharing agreement among Tyco, Covidien Ltd. (“Covidien”), and TE Connectivity Ltd. (“TE Connectivity”) entered into in 2007 (the “2007 Tax Sharing Agreement”). The 2012 Tax Sharing Agreement provides that ADT, Tyco and Pentair will share (i) certain pre-Separation income tax liabilities that arise from adjustments made by tax authorities to ADT’s, Tyco’s, and Pentair’s U.S. and certain non-U.S. income tax returns, and (ii) payments required to be made by Tyco in respect to the 2007 Tax Sharing Agreement (collectively, “Shared Tax Liabilities”). Tyco will be responsible for the first $500 million of Shared Tax Liabilities. ADT and Pentair will share 58% and 42%, respectively, of the next $225 million of Shared Tax Liabilities. ADT, Tyco and Pentair will share 27.5%, 52.5% and 20.0%, respectively, of Shared Tax Liabilities above $725 million.

In addition, under the terms of the 2012 Tax Sharing Agreement, in the event the distribution of ADT’s common shares to the Tyco shareholders (the “Distribution”), the distribution of Pentair common shares to the Tyco shareholders (the “Pentair Distribution” and, together with the Distribution, the “Distributions”), or certain internal transactions undertaken in connection therewith were determined to be taxable as a result of actions taken after the Distributions by ADT, Pentair or Tyco, the party responsible for such failure would be responsible for all taxes imposed on ADT, Pentair or Tyco as a result thereof. Taxes resulting from the determination that the Distribution, the Pentair Distribution, or any internal transaction that were intended to be tax-free is taxable are referred to herein as “Distribution Taxes.” If such failure is not the result of actions taken after the Distributions by ADT, Pentair or Tyco, then ADT, Pentair and Tyco would be responsible for any Distribution Taxes imposed on ADT, Pentair or Tyco as a result of such determination in the same manner and in the same proportions as the Shared Tax Liabilities. ADT has sole responsibility of any income tax liability arising as a result of Tyco’s acquisition of Broadview Security in May 2010, including any liability of Broadview Security under the tax sharing agreement between Broadview Security and The Brink’s Company dated October 31, 2008 (collectively, “Broadview Tax Liabilities”). Costs and expenses associated with the management of Shared Tax Liabilities, Distribution Taxes, and Broadview Tax Liabilities will generally be shared 20% by Pentair, 27.5% by ADT, and 52.5% by Tyco. ADT is responsible for all of its own taxes that are not shared pursuant to the 2012 Tax Sharing Agreement’s sharing formulae. In addition, Tyco and Pentair are responsible for their tax liabilities that are not subject to the 2012 Tax Sharing Agreement’s sharing formulae.

The 2012 Tax Sharing Agreement also provides that, if any party defaults in its obligation to another party to pay its share of the distribution taxes that arise as a result of no party’s fault, each non-defaulting party is required to pay, equally with any other non-defaulting party, the amounts in default. In addition, if another party to the 2012 Tax Sharing Agreement that is responsible for all or a portion of an income tax liability defaults in its payment of such liability to a taxing authority, ADT could be legally liable under applicable tax law for such liabilities and required to make additional tax payments. Accordingly, under certain circumstances, ADT may be obligated to pay amounts in excess of its agreed-upon share of its, Tyco’s and Pentair’s tax liabilities.

The Company recorded a receivable from Tyco for certain tax liabilities incurred by ADT but indemnified by Tyco under the 2012 Tax Sharing Agreement. This receivable, which is reflected in other assets on the Consolidated and Combined Balance Sheet, totaled $44 million as of September 28, 2012. The actual amount that the Company may be entitled to receive could vary depending upon the outcome of certain unresolved tax matters, which may not be resolved for several years.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Commitments and Contingencies

8.    Commitments and Contingencies

Legal Proceedings

The Company is subject to various claims and lawsuits in the ordinary course of business, including from time to time, contractual disputes, product and general liability claims, claims that the Company has infringed the intellectual property rights of others, and claims related to alleged security system failures. The Company has recorded accruals for losses that it believes are probable to occur and are reasonably estimable. While the ultimate outcome of these matters cannot be predicted with certainty, the Company believes that the resolution of any such proceedings (other than matters specifically identified below), will not have a material effect on its financial condition, results of operations or cash flows.

Broadview Security Contingency

On May 14, 2010, the Company acquired Broadview Security, a business formerly owned by The Brink’s Company. Under the Coal Industry Retiree Health Benefit Act of 1992, as amended (the “Coal Act”), The Brink’s Company and its majority-owned subsidiaries at July 20, 1992 (including certain legal entities acquired in the Broadview Security acquisition) are jointly and severally liable with certain of The Brink’s Company’s other current and former subsidiaries for health care coverage obligations provided for by the Coal Act. A Voluntary Employees’ Beneficiary Associate (“VEBA”) trust has been established by The Brink’s Company to pay for these liabilities, although the trust may have insufficient funds to satisfy all future obligations. At the time of its spin-off from The Brink’s Company, Broadview Security entered into an agreement in which The Brink’s Company agreed to indemnify it for any and all liabilities and expenses related to The Brink’s Company’s former coal operations, including any health care coverage obligations. The Brink’s Company has agreed that this indemnification survives the Company’s acquisition of Broadview Security. The Company has evaluated its potential liability under the Coal Act as a contingency in light of all known facts, including the funding of the VEBA, and indemnification provided by The Brink’s Company. The Company has concluded that no accrual is necessary due to the existence of the indemnification and its belief that The Brink’s Company and VEBA will be able to satisfy all future obligations under the Coal Act.

ADT Dealer Litigation

As previously reported, in 2002, a number of former dealers and related parties have filed lawsuits against the Company in the United States and in other countries, including a class action lawsuit filed in the District Court of Arapahoe County, Colorado, alleging breach of contract and other claims related to the Company’s decision to terminate certain authorized dealers in 2002 and 2003. In February 2010, the Court granted a directed verdict in the Company’s favor dismissing a number of the plaintiffs’ key claims. Upon appeal, the Colorado Court of Appeals affirmed the verdict in the Company’s favor in October 2011. The parties agreed to settle this matter in April 2012 with no cash consideration being paid by either side, and the settlement was approved by the court.

Telephone Consumer Protection Act

The Company has been named as a defendant in two putative class actions that were filed on behalf of purported classes of persons who claim to have received unsolicited “robocalls” in contravention of the U.S. Telephone Consumer Protection Act (“TCPA”). These lawsuits were brought by plaintiffs seeking class action status and monetary damages on behalf of all plaintiffs who allegedly received such unsolicited calls, claiming that millions of calls were made by third party entities on the Company’s behalf. The Company asserts that such entities were not retained by, nor authorized to make calls on behalf of, the Company. The Company has entered into a preliminary agreement to settle this litigation, and is in the process of preparing definitive settlement documentation. During fiscal year 2012, the Company increased its legal reserves by $15 million to reflect this development. The settlement is subject to the completion of satisfactory settlement documentation and approval of the District Court.

Income Tax Matters

In connection with the Separation from Tyco, the Company entered into a tax sharing agreement (the “2012 Tax Sharing Agreement”) with Tyco and Pentair Ltd., formerly Tyco Flow Control International, Ltd. (“Pentair”) that governs the rights and obligations of ADT, Tyco and Pentair for certain pre-Separation tax liabilities, including Tyco’s obligations under the tax sharing agreement among Tyco, Covidien Ltd. (“Covidien”), and TE Connectivity Ltd. (“TE Connectivity”) entered into in 2007 (the “2007 Tax Sharing Agreement”). ADT is responsible for all of its own taxes that are not shared pursuant to the 2012 Tax Sharing Agreement’s sharing formulae. Tyco and Pentair are responsible for their tax liabilities that are not subject to the 2012 Tax Sharing Agreement’s sharing formulae.

In conjunction with the Separation, substantially all of Tyco’s outstanding equity awards were converted into like-kind awards of ADT, Tyco and Pentair. Pursuant to the terms of the 2012 Separation and Distribution Agreement, each of the three companies is responsible for issuing its own shares upon employee exercises of stock option awards or vesting of restricted stock units. However, the 2012 Tax Sharing Agreement provides that any allowable compensation tax deduction for such awards is to be claimed by the employee’s current employer. The 2012 Tax Sharing Agreement requires the employer claiming a tax deduction for shares issued by the other companies to pay a percentage of the allowable tax deduction to the company issuing the equity. As a result, during the quarter ended December 28, 2012, the Company recorded a net receivable of $6.4 million due from Tyco and Pentair, the offset of which is reflected as other income in the Company’s Condensed, Consolidated and Combined Statement of Operations.

With respect to years prior to and including the 2007 separation of Covidien and TE Connectivity by Tyco, tax authorities have raised issues and proposed tax adjustments that are generally subject to the sharing provisions of the 2007 Tax Sharing Agreement and which may require Tyco to make a payment to a taxing authority, Covidien or TE Connectivity. Although Tyco advised ADT that it has resolved a substantial number of these adjustments, a few significant items remain open with respect to the audit of the 1997 through 2004 years. As of the date hereof, it is unlikely that Tyco will be able to resolve all the open items, which primarily involve the treatment of certain intercompany debt transactions during the period, through the IRS appeals process. As a result, Tyco has advised ADT that it expects to litigate these matters once it receives the requisite statutory notices from the IRS, which is expected to occur during fiscal year 2013. Tyco has advised us that it has determined that its recorded liability is sufficient to cover the indemnifications Tyco made under the 2007 Tax Sharing Agreement. However, the ultimate resolution of these matters is uncertain and could result in Tyco being responsible for a greater amount than it expects under the 2007 Tax Sharing Agreement.

To the extent ADT is responsible for any liability under the 2012 Tax Sharing Agreement, there could be a material impact on its financial position, results of operations, cash flows or its effective tax rate in future reporting periods.

7.	Commitments and Contingencies

Lease Obligations

The Company has facility, vehicle and equipment leases that expire at various dates through 2023. Rental expense under these leases was $44 million, $38 million and $33 million for 2012, 2011 and 2010, respectively. Additionally, the Company has commitments under capital leases for certain facilities. See Note 5 for further information on capital lease obligations.

Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 28, 2012 ($ in millions):

Fiscal 2013	$44
Fiscal 2014	33
Fiscal 2015	26
Fiscal 2016	12
Fiscal 2017	6
Thereafter	24

145
Less sublease income	11

Total	$134

Purchase Obligations

The Company has obligations related to commitments to purchase certain goods and services. As of September 28, 2012, such obligations were as follows: $37 million in fiscal 2013, $8 million in fiscal 2014 and $5 million in fiscal 2015.

Legal Proceedings

The Company is subject to various claims and lawsuits in the ordinary course of business, including from time to time, contractual disputes, product and general liability claims, claims that the Company has infringed the intellectual property rights of others, and claims related to alleged security system failures. The Company has recorded accruals for losses that it believes are probable to occur and are reasonably estimable. While the ultimate outcome of these matters cannot be predicted with certainty, the Company believes that the resolution of any such proceedings (other than matters specifically identified below), will not have a material effect on its financial condition, results of operations or cash flows.

Broadview Security Contingency

On May 14, 2010, the Company acquired Broadview Security, a business formerly owned by The Brink’s Company. Under the Coal Industry Retiree Health Benefit Act of 1992, as amended (the “Coal Act”), The Brink’s Company and its majority-owned subsidiaries at July 20, 1992 (including certain legal entities acquired in the Broadview Security acquisition) are jointly and severally liable with certain of The Brink’s Company’s other current and former subsidiaries for health care coverage obligations provided for by the Coal Act. A Voluntary Employees’ Beneficiary Associate (“VEBA”) trust has been established by The Brink’s Company to pay for these liabilities, although the trust may have insufficient funds to satisfy all future obligations. At the time of its spin-off from The Brink’s Company, Broadview Security entered into an agreement in which The Brink’s Company agreed to indemnify it for any and all liabilities and expenses related to The Brink’s Company’s former coal operations, including any health care coverage obligations. The Brink’s Company has agreed that this indemnification survives the Company’s acquisition of Broadview Security. The Company has evaluated its potential liability under the Coal Act as a contingency in light of all known facts, including the funding of the VEBA, and indemnification provided by The Brink’s Company. The Company has concluded that no accrual is necessary due to the existence of the indemnification and its belief that The Brink’s Company and VEBA will be able to satisfy all future obligations under the Coal Act.

ADT Dealer Litigation

As previously reported, in 2002, a number of former dealers and related parties have filed lawsuits against the Company in the United States and in other countries, including a class action lawsuit filed in the District Court of Arapahoe County, Colorado, alleging breach of contract and other claims related to the Company’s decision to terminate certain authorized dealers in 2002 and 2003. In February 2010, the Court granted a directed verdict in the Company’s favor dismissing a number of the plaintiffs’ key claims. Upon appeal, the Colorado Court of Appeals affirmed the verdict in the Company’s favor in October 2011. The parties agreed to settle this matter in April 2012 with no cash consideration being paid by either side, which is subject to final court approval.

Telephone Consumer Protection Act

The Company has been named as a defendant in two putative class actions that were filed on behalf of purported classes of persons who claim to have received unsolicited “robocalls” in contravention of the U.S. Telephone Consumer Protection Act (“TCPA”). These lawsuits were brought by plaintiffs seeking class action status and monetary damages on behalf of all plaintiffs who allegedly received such unsolicited calls, claiming that millions of calls were made by third party entities on the Company’s behalf. The Company asserts that such entities were not retained by, nor authorized to make calls on behalf of, the Company. The Company has entered into a preliminary agreement to settle this litigation, and is in the process of preparing definitive settlement documentation. The Company has increased its legal reserves by $15 million to reflect this development. The settlement is subject to the completion of satisfactory settlement documentation and approval of the District Court.

Income Tax Matters

As discussed above in Note 6, the 2012 Tax Sharing Agreement governs the rights and obligations of ADT, Tyco and Pentair for certain tax liabilities with respect to periods or portions thereof ending on or before the date of the Distribution. ADT is responsible for all of its own taxes that are not shared pursuant to the 2012 Tax Sharing Agreement’s sharing formulae. Tyco and Pentair are responsible for their tax liabilities that are not subject to the 2012 Tax Sharing Agreement’s sharing formulae.

With respect to years prior to and including the 2007 separation of Covidien and TE Connectivity by Tyco, tax authorities have raised issues and proposed tax adjustments that are generally subject to the sharing provisions of the 2007 Tax Sharing Agreement and which may require Tyco to make a payment to a taxing authority, Covidien or TE Connectivity. Although Tyco advised ADT that it has resolved a substantial number of these adjustments, a few significant items remain open with respect to the audit of the 1997 through 2004 years. As of the date hereof, it is unlikely that Tyco will be able to resolve all the open items, which primarily involve the treatment of certain intercompany debt transactions during the period, through the IRS appeals process. As a result, Tyco has advised ADT that it expects to litigate these matters once it receives the requisite statutory notices from the IRS, which is expected to occur during fiscal year 2013. Tyco has advised us that it has determined that its recorded liability is sufficient to cover the indemnifications Tyco made under the 2007 Tax Sharing Agreement. However, the ultimate resolution of these matters is uncertain and could result in Tyco being responsible for a greater amount than it expects under the 2007 Tax Sharing Agreement.

To the extent ADT is responsible for any liability under the 2012 Tax Sharing Agreement, there could be a material impact on its financial position, results of operations, cash flows or its effective tax rate in future reporting periods.

Other liabilities in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012 include $19 million for the fair value of ADT’s obligations under certain tax related agreements entered into in conjunction with the Separation. The maximum amount of potential future payments is not determinable as they relate to unknown conditions and future events that cannot be predicted.

Guarantees	12 Months Ended
Sep. 28, 2012
Guarantees
8.	Guarantees

In the normal course of business, the Company is liable for contract completion and product performance. In the opinion of management, such obligations will not significantly affect the Company’s financial position, results of operations or cash flows.

As of September 28, 2012, the Company had no outstanding letters of credit; however, letters of credit may be issued in the future in connection with routine business requirements.

Related Party Transactions	12 Months Ended
Sep. 28, 2012
Related Party Transactions
9.	Related Party Transactions

Transaction with Directors—Certain members of the Company’s board of directors also served on Tyco’s board of directors prior to the Separation. Transactions with Tyco during fiscal years 2012, 2011 and 2010 are described below. Additionally, during fiscal 2012, 2011 and 2010, the Company engaged in commercial transactions in the normal course of business with companies where Directors of ADT or Tyco were employed and served as officers. During each of these periods, the Company’s purchases from such companies aggregated less than 1 percent of combined revenue.

Cash Management—Prior to the Separation, the Company’s cash was regularly “swept” by Tyco at its discretion in conjunction with its centralized approach to cash management and financing of operations. Transfers of cash both to and from Tyco are included within parent company investment on the Consolidated and Combined Statements of Stockholders’ Equity. The main components of transfers to and from Tyco are related to cash pooling and general financing activities as well as cash transfers for acquisitions, investments and various allocations from Tyco.

Trade Activity—Accounts payable includes $14 million and $9 million of payables to Tyco affiliates as of September 28, 2012 and September 30, 2011, respectively, primarily related to the purchase of inventory. During fiscal 2012, 2011 and 2010, the Company purchased inventory from Tyco affiliates in the amount of $110 million, $79 million and $34 million, respectively.

Service and Lending Arrangement with Tyco Affiliates—Prior to the Separation, the Company had various debt and cash pool agreements with Tyco affiliates, which were executed outside of the normal Tyco centralized approach to cash management and financing of operations. Other liabilities as of September 30, 2011 includes $63 million of payables to Tyco affiliates related to these types of transactions.

Also, prior to the Separation, the Company, Tyco and its affiliates paid for expenses on behalf of each other. Prepaid expenses and other current assets includes $7 million of receivables from Tyco and its affiliates as of September 30, 2011. Accrued and other current liabilities includes $2 million of payables to Tyco and its affiliates as of September 30, 2011.

Debt and Related Items—For periods prior to the Separation, the Company was allocated a portion of Tyco’s consolidated debt and interest expense. Note 5 provides further information regarding these allocations.

Insurable Liabilities—For fiscal years 2010 through 2012, the Company was insured for product liability, worker’s compensation, property, general and auto liabilities by a captive insurance company that is wholly-owned by Tyco. The Company paid a premium in each year to obtain insurance coverage during these periods. Premiums expensed by the Company were $24 million, $24 million and $18 million in 2012, 2011 and 2010, respectively, and are included in the selling, general and administrative expenses in the Consolidated and Combined Statements of Operations.

As of September 28, 2012 and September 30, 2011, the Company recorded insurance-related liabilities in the Consolidated and Combined Balance Sheets of $47 million and $57 million, respectively. Due to the fact that Tyco has retained the liability associated with claims incurred prior to the Separation, the Company has recorded insurance receivables offsetting its liabilities related to these claims. As of September 28, 2012 and September 30, 2011, the current portion of these insurance receivables, which totaled $11 million and $14 million, respectively, is reflected in prepaid and other current assets in the Consolidated and Combined Balance Sheets. The non-current portion of these receivables is reflected in other assets.

General Corporate Overhead—For fiscal 2010 through fiscal 2012, the Company was allocated corporate overhead expenses from Tyco for corporate related functions based on the relative proportion of either the Company’s headcount or revenue to Tyco’s consolidated headcount or revenue. Corporate overhead expenses primarily related to centralized corporate functions, including finance, treasury, tax, legal, information technology, internal audit, human resources and risk management functions. During fiscal 2012, 2011 and 2010, the Company was allocated $52 million, $67 million and $69 million, respectively, of general corporate expenses incurred by Tyco which are included within selling, general and administrative expenses in the Consolidated and Combined Statements of Operations. Further discussion of allocations is included in Note 1.

Separation and Distribution Agreements—In conjunction with the Separation, the Company entered into Separation and Distribution Agreements and other agreements with Tyco and Pentair, which govern the relationships among the Company, Tyco and Pentair subsequent to the Separation. The Separation and Distribution Agreement between ADT and Tyco provided for the allocation to ADT of certain of Tyco’s assets, liabilities and obligations attributable to periods prior to the Separation, which is reflected in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012. This agreement also provides for certain non-compete and non-solicitation restrictions that prohibit the Company from competing with Tyco in the commercial security market in the United States and Canada for a period of time after the Separation.

Retirement Plans	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Retirement Plans

5.    Retirement Plans

Defined Benefit Pension Plan

The Company sponsors one noncontributory defined benefit retirement plan covering certain of its U.S. employees. This plan was frozen during fiscal year 2011. The net periodic benefit cost for this plan was not material for the quarters ended December 28, 2012 and December 30, 2011.

The estimated net actuarial loss for the pension benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the current fiscal year is expected to be $1 million.

The Company’s funding policy is to make contributions in accordance with U.S. laws as well as to make discretionary voluntary contributions from time-to-time. The Company anticipates that it will contribute at least the minimum required to its pension plan in fiscal year 2013 of $2 million. During the quarter ended December 28, 2012, the Company did not make any contributions to its pension plan.

Prior to the Separation, the plan was a commingled plan and included plan participants of other Tyco subsidiaries. Therefore, for the quarter ended December 30, 2011, the Company recorded its portion of the commingled plan expense and the related obligations, which had been actuarially determined based on the Company’s specific benefit formula by participant and allocated plan assets. In conjunction with the Separation, the plan was legally separated, and assets were reallocated based on the ERISA prescribed calculation.

Postretirement Benefit Plans

Net periodic postretirement benefit cost was not material for the quarters ended December 28, 2012 and December 30, 2011.

10.	Retirement Plans

The Company measures its retirement plans as of its fiscal year end.

Defined Benefit Pension Plan—The Company sponsors one noncontributory defined benefit retirement plan covering certain of its U.S. employees. Net periodic pension benefit cost is based on periodic actuarial valuations which use the projected unit credit method of calculation and is charged to the Consolidated and Combined Statements of Operations on a systematic basis over the expected average remaining service lives of current participants. Contribution amounts are determined based on U.S. regulations and the advice of professionally qualified actuaries. The benefits under the defined benefit plan are based on various factors, such as years of service and compensation.

Prior to the Separation, the plan was a co-mingled plan and included plan participants of other Tyco subsidiaries. Therefore, for periods prior to September 28, 2012, the Company recorded its portion of the co-mingled plan expense and the related obligations, which had been actuarially determined based on the Company’s specific benefit formula by participant and allocated plan assets. The contribution amounts for periods prior to the Separation were determined in total for the co-mingled plan and allocated to the Company based on headcount. In conjunction with the Separation, the plan was legally separated, and assets were reallocated based on the ERISA prescribed calculation.

The net periodic benefit cost for the defined benefit pension plan for 2012, 2011 and 2010 is as follows ($ in millions):

	2012	2011	2010
Service cost	$—	$1	$1
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(3)
Amortization of net actuarial loss	1	1	2

Net periodic benefit cost	$—	$1	$3

Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.5%	5.0%	5.5%
Expected return on plan assets	8.0%	8.0%	8.0%
Rate of compensation increase	N/A	4.0%	4.0%

During fiscal 2011, the Company froze its active U.S. pension plan. As a result, the Company amortizes its actuarial gains and losses over the average remaining life expectancy of the pension plan participants.

The estimated net actuarial loss for the pension benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is expected to be $1 million.

The change in benefit obligations, plan assets and the amounts recognized on the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Change in benefit obligations:
Benefit obligations as of beginning of year	$72	$67
Service cost	—	1
Interest cost	3	3
Actuarial loss	9	5
Benefits and administrative expenses paid	(3)	(4)

Benefit obligations as of end of year	$81	$72

Change in plan assets:
Fair value of plan assets as of beginning of year	$48	$47
Actual return on plan assets	5	1
Employer contributions	2	4
Benefits and administrative expenses paid	(3)	(4)

Fair value of plan assets as of end of year	$52	$48

Funded status	$(29)	$(24)

Amounts recognized in the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Amounts reflected in other liabilities:
Non-current liabilities	$(29)	$(24)

Amounts recognized in accumulated other comprehensive income (before income taxes) consist of:
Net actuarial loss	$(39)	$(34)

Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.7%	4.5%
Rate of compensation increase	N/A	N/A

The accumulated and aggregate benefit obligation and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $81 million and $52 million, respectively, as of September 28, 2012 and $72 million and $48 million, respectively, as of September 30, 2011.

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets by asset class, historical performance of asset classes over long-term periods, asset class performance expectations as well as current and future economic conditions.

The Company’s investment strategy for its pension plan is to manage the plan on a going-concern basis. Current investment policy is to maintain an adequate level of diversification while maximizing the return on assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for participants as well as providing adequate liquidity to meet immediate and future benefit payment requirements. In addition, U.S. regulations and financial considerations are factors in determining the appropriate investment strategy. The policy targets a 60% allocation to equity securities and a 40% allocation to debt securities.

The pension plan has the following weighted-average asset allocations:

	2012	2011
Asset Category:
Equity securities	60%	55%
Debt securities	38%	44%
Cash and cash equivalents	2%	1%

Total	100%	100%

ADT’s common shares are not a direct investment of the Company’s pension fund, but may be held through investment funds. The aggregate amount of the securities would not be considered material relative to the total fund assets.

The Company evaluates its defined benefit plan’s asset portfolio for the existence of significant concentrations of risk. Types of investment concentration risks that are evaluated include, but are not limited to, concentrations in a single entity, industry, foreign country and individual fund manager. As of September 28, 2012, there were no significant concentrations of risk in the Company’s defined benefit plan assets.

The Company’s plan assets are accounted for at fair value. Authoritative guidance for fair value measurements establishes a three level hierarchy that ranks the quality and reliability of information used in developing fair value estimates. The hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. In cases where two or more levels of inputs are used to determine fair value, the level is determined based on the lowest level input that is considered significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are summarized as follows:

•	Level 1—inputs are based upon quoted prices (unadjusted) in active markets for identical assets or liabilities which are accessible as of the measurement date.

•

Level 2—inputs are based upon quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model derived valuations for the asset or liability that are derived principally from or corroborated by market data for which the primary inputs are observable, including forward interest rates, yield curves, credit risk and exchange rates.

•

Level 3—inputs for the valuations are unobservable and are based on management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model based techniques such as option pricing models and discounted cash flow models.

The Company’s asset allocations by level within the fair value hierarchy as of September 28, 2012 and September 30, 2011 are presented in the table below for the Company’s defined benefit plan.

	September 28, 2012
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$—	$21	$21
Non-U.S. equity securities	—	10	10
Fixed income securities:
Government and government agency securities	—	10	10
Corporate debt securities	—	10	10
Cash and cash equivalents	—	1	1

Total	$—	$52	$52

	September 30, 2011
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$4	$7	$11
Non-U.S. equity securities	3	10	13
Fixed income securities:
Government and government agency securities	1	9	10
Corporate debt securities	—	12	12
Mortgage and other asset-backed securities	—	1	1
Cash and cash equivalents	1	—	1

Total	$9	$39	$48

Equity securities consist primarily of publicly traded U.S. and non-U.S. equities. Publicly traded securities are valued at the last trade or closing price reported in the active market in which the individual securities are traded. Certain equity securities are held within commingled funds which are valued at the unitized net asset value (“NAV”) or percentage of the net asset value as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Fixed income securities consist primarily of government and agency securities, corporate debt securities, and mortgage and other asset-backed securities. When available, fixed income securities are valued at the closing price reported in the active market in which the individual security is traded. Government and agency securities and corporate debt securities are valued using the most recent bid prices or occasionally the mean of the latest bid and ask prices when markets are less liquid. Asset-backed securities including mortgage backed securities are valued using broker/dealer quotes when available. When quotes are not available, fair value is determined utilizing a discounted cash flow approach, which incorporates other observable inputs such as cash flows, underlying security structure and market information including interest rates and bid evaluations of comparable securities. Certain fixed income securities are held within commingled funds which are valued utilizing NAV determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Cash and cash equivalents consist primarily of short-term commercial paper, bonds and other cash or cash-like instruments including settlement proceeds due from brokers, stated at cost, which approximates fair value.

The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$21	Daily	1 day, 5 days
Non-U.S. equity securities	10	Daily	3 days
Government and government agency securities	10	Daily	2 days
Corporate debt securities	10	Daily	2 days

	$51

	September 30, 2011
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$5	Daily	1 day
Non-U.S. equity securities	1	Daily, Semi-monthly	1 day, 5 days
Government and government agency securities	4	Daily	1 day
Corporate debt securities	4	Daily	1 day, 2 days, 3 days
Mortgage and other asset-backed securities	1	Daily	1 day, 3 days

	$15

The strategy of the Company’s investment managers with regard to the investments valued using NAV or its equivalent is to either match or exceed relevant benchmarks associated with the respective asset category. None of the investments valued using NAV or its equivalent contain any redemption restrictions or unfunded commitments.

The Company’s funding policy is to make contributions in accordance with U.S. laws as well as to make discretionary voluntary contributions from time-to-time. During fiscal year 2012, the Company contributed $2 million to its pension plan, which represented the Company’s minimum required contributions to its pension plan for that period. The Company anticipates that it will contribute at least the minimum required to its pension plan in fiscal year 2013 of $2 million.

Benefit payments, including those amounts to be paid and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

Fiscal 2013	$3
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	4
Fiscal 2018 – Fiscal 2022	20

The Company also participates in multi-employer defined benefit plans on behalf of certain employees. Pension expense related to multi-employer plans was not material for 2012, 2011 and 2010.

Defined Contribution Retirement Plans—Prior to the Separation, the Company maintained through Tyco several defined contribution retirement plans, which include 401(k) matching programs, as well as qualified and nonqualified profit sharing and share bonus retirement plans. Expense for the defined contribution plans is computed as a percentage of participants’ compensation and was $22 million, $17 million and $14 million for 2012, 2011 and 2010, respectively. Following the Separation, the Company maintains its own standalone 401(k) matching programs.

Deferred Compensation Plan—Prior to the Separation, the Company maintained through Tyco, a nonqualified Supplemental Savings and Retirement Plan (“SSRP”), which permits eligible employees to defer a portion of their compensation. A record keeping account is set up for each participant and the participant chooses from a variety of measurement funds for the deemed investment of their accounts. The measurement funds correspond to a number of funds in the Company’s 401(k) plans and the account balance fluctuates with the investment returns on those funds. Deferred compensation liabilities were $12 million and $11 million as of September 28, 2012 and September 30, 2011, respectively. Deferred compensation expense was not material for 2012, 2011 and 2010, respectively. Following the Separation, the Company maintains its own standalone SSRP for eligible employees.

Postretirement Benefit Plans—The Company generally does not provide postretirement benefits other than pensions for its employees. However, certain acquired operations provide these benefits to employees who were eligible at the date of acquisition, and a small number of U.S. and Canadian operations provide ongoing eligibility for such benefits.

Net periodic postretirement benefit cost was not material for 2012, 2011 and 2010. The Company’s Consolidated and Combined Balance Sheets include postretirement benefit obligations of $5 million as of both September 28, 2012 and September 30, 2011. In addition, the Company recorded net actuarial gains of nil and $1 million within accumulated other comprehensive income included in the Consolidated and Combined Statements of Stockholders’ Equity as of September 28, 2012 and September 30, 2011, respectively.

The Company does not expect to make any material contributions to its postretirement benefit plans in 2013. Benefit payments, including those amounts to be paid and reflecting future expected service are not expected to be material for fiscal 2013 and thereafter.

Share Plans	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Share Plans

6.    Share Plans

During the quarter ended December 28, 2012, ADT issued its annual stock-based compensation grants to Company employees. The total number of awards issued was approximately 1.4 million, of which 0.9 million were stock options, 0.3 million were restricted stock units and 0.2 million were performance stock units. The weighted-average grant-date fair value of the stock options, restricted stock units and performance stock units was $13.29, $45.90 and $45.90, respectively.

11.	Share Plans

Incentive Equity Awards Converted from Tyco Awards

Prior to the Separation, all employee incentive equity awards were granted by Tyco. On September 28, 2012, substantially all of Tyco’s outstanding awards were converted into like-kind awards of the Company, Tyco and Pentair. The ADT incentive equity awards issued and the related weighted-average grant-date fair values are as follows:

	Shares	Weighted-Average Grant-Date Fair Value
Stock options	7,837,941	$7.78
Restricted stock units	3,169,241	20.86

The conversion of existing Tyco equity awards into ADT equity awards was considered a modification of an award in accordance with the authoritative guidance for share-based payments and affected all employees. As a result, the Company compared the fair value of the award immediately prior to the Separation to the fair value immediately after the Separation to measure incremental compensation cost. The conversion resulted in an increase in the fair value of the awards and, accordingly, the Company recorded non-cash compensation expense, the amount of which was immaterial.

Stock Compensation Plans

Prior to the Separation, the Company adopted the ADT Corporation 2012 Stock Incentive Plan (the “Plan”). The Plan provides for the award of stock options, stock appreciation rights, annual performance bonuses, long-term performance awards, restricted units, restricted stock, deferred stock units, promissory stock and other stock-based awards (collectively, “Awards”). The Plan provides for a maximum of 8 million common shares to be issued as Awards, subject to adjustment as provided under the terms of the Plan.

Total share-based compensation cost recognized during 2012, 2011 and 2010 was $7 million, $9 million and $8 million, respectively, all of which is included in selling, general and administrative expenses. The tax benefit associated with the Company’s share-based compensation arrangements during 2012, 2011 and 2010 was not material.

Stock Options—Options are granted to purchase common shares at prices that are equal to the fair market value of the common shares on the date the option is granted. Conditions of vesting are determined at the time of grant under the Plan. Options granted under the Plan generally vest in equal annual installments over a period of four years and generally expire 10 years after the date of grant. The grant-date fair value of each option grant is estimated using the Black-Scholes option pricing model and amortized on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The compensation expense recognized is net of estimated forfeitures. Forfeitures are estimated based on voluntary termination behavior, as well as an analysis of actual option forfeitures.

Details related to the Company’s stock options as of September 28, 2012 are presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($in millions)
Outstanding as of September 28, 2012	7,837,941	$26.97	5.7	$72
Exercisable as of September 28, 2012	4,491,004	$28.78	4.1	$33

As of September 28, 2012, there was approximately $7 million of total unrecognized compensation expense related to non-vested stock options granted under the Company’s share option plan. This expense, net of forfeitures is expected to be recognized over a weighted-average period of approximately 2.6 years. Of the 3.3 million unvested shares, the Company estimates that approximately 3.0 million will vest.

Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. When measuring the fair value immediately before and after the modification, specific consideration is given to the assumptions used in the Black-Scholes option pricing model. Fair value immediately before the modification is measured based on the assumptions of Tyco whereas the fair value of ADT options immediately after the separation is representative of ADT. The weighted-average assumptions used in the Black-Scholes pricing model for options converted on September 28, 2012 were as follows:

Risk-free interest rate	1.01 – 1.21%
Expected life of options (years)	5.5 – 6.5
Expected annual dividend yield	1.42%
Expected stock price volatility	33%

Restricted Stock Units—Restricted stock units are granted subject to certain restrictions. Conditions of vesting are determined at the time of grant under the Plan. Restrictions on the award generally lapse upon normal retirement, if more than twelve months from the grant date, and death or disability of the employee. Recipients of restricted stock units have no voting rights and receive dividend equivalent units. Dividend equivalent units are subject to forfeiture if the underlying awards do not vest. Included in the total number of restricted stock units issued are approximately 0.6 million deferred stock units, all of which are vested as of September 28, 2012.

The fair market value of restricted stock units, both time vesting and those subject to specific performance criteria, are expensed over the period of vesting. Restricted stock units that vest based upon passage of time generally vest over a period of four years. The fair value of restricted stock units was determined based on the closing market price of the underlying stock on the grant date. Restricted stock units that vest dependent upon attainment of various levels of performance that equal or exceed targeted levels generally vest in their entirety three years from the grant date.

As of September 28, 2012, there were approximately 2.6 million shares of non-vested restricted stock units outstanding. These shares had a weighted-average grant-date fair value of $20.86.

As of September 28, 2012, there was $13 million of total unrecognized compensation cost related to non-vested restricted stock units. This expense, net of forfeitures is expected to be recognized over a weighted-average period of approximately 3 years. Of the 2.6 million unvested shares, the Company estimates that approximately 2.4 million will vest.

Equity	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Equity

4.    Equity

Dividends

On November 26, 2012, the Company’s board of directors declared a quarterly dividend on ADT’s common stock of $0.125 per share. This dividend was paid on December 18, 2012 to stockholders of record on December 10, 2012.

Share Repurchase Program

On November 26, 2012, the Company’s board of directors approved $2 billion of share repurchases over the next three years. Pursuant to this approval, we initiated a $100 million share repurchase plan in accordance with Rule 10b5-1 of the Securities Exchange Act of 1934, as amended (the “10b5-1 Plan”). During December 2012, the Company repurchased 0.6 million shares of its common stock at an average price of $45.27 per share under the 10b5-1 Plan. These repurchases totaled approximately $26 million, with $8 million paid in cash during the period. These repurchases were treated as effective retirements of the purchased shares and therefore reduced reported shares issued and outstanding by the number of shares repurchased. In addition, the Company recorded the excess of the purchase price over the par value of the common stock as a reduction to additional paid-in capital.

Other

During the quarter ended December 28, 2012, the Company made adjustments to additional paid-in capital, which primarily resulted from the receipt of cash from Tyco related to the allocation of funds in accordance with the 2012 Separation and Distribution Agreement.

12.	Equity

Authorized Capital Stock

Immediately following the Separation, the Company’s authorized capital stock consisted of 1,000,000,000 shares of common stock, par value $0.01 per share, and 50,000,000 shares of preferred stock, par value $0.01 per share.

Common Stock

Shares Outstanding—On September 28, 2012, Tyco completed a distribution of one common share of ADT for every two common shares of Tyco. Following the Separation, the Company had 231,094,332 common shares outstanding at a par value of $0.01 per share.

Dividends—Holders of shares of the Company’s common stock are entitled to receive dividends when, as and if declared by its board of directors out of funds legally available for that purpose. Future dividends are dependent on the Company’s financial condition and results of operations, the capital requirements of its business, covenants associated with debt obligations, legal requirements, regulatory constraints, industry practice and other factors deemed relevant by its board of directors.

Voting Rights—The holders of the Company’s common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the shareholders.

Other Rights—Subject to any preferential liquidation rights of holders of preferred stock that may be outstanding, upon the Company’s liquidation, dissolution or winding-up, the holders of ADT common stock are entitled to share ratably in the Company’s assets legally available for distribution to its shareholders.

Fully Paid—The issued and outstanding shares of the Company’s common stock are fully paid and non-assessable. Any additional shares of common stock that the Company may issue in the future will also be fully paid and non-assessable.

The holders of the Company’s common stock do not have preemptive rights or preferential rights to subscribe for shares of its capital stock.

Preferred Stock

The Company’s certificate of incorporation authorizes its board of directors to designate and issue from time to time one or more series of preferred stock without shareholder approval. The board of directors may fix and determine the preferences, limitations and relative rights of each series of preferred stock. As of September 28, 2012, there were 50,000,000 shares of $0.01 par value preferred stock authorized of which none were outstanding. The Company does not currently plan to issue any shares of preferred stock.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are as follows ($ in millions):

	Currency Translation Adjustments	Retirement Plans(1)	Accumulated Other Comprehensive Income
Balance as of September 25, 2009	$85	$(17)	$68
Pre-tax current period change	12	(1)	11

Balance as of September 24, 2010	97	(18)	79
Pre-tax current period change	3	(5)	(2)
Income tax benefit	—	2	2

Balance as of September 30, 2011	100	(21)	79
Pre-tax current period change	17	(5)	12
Income tax benefit	—	2	2

Balance as of September 28, 2012	$117	$(24)	$93

(1)	The balances of deferred pension losses as of September 28, 2012, September 30, 2011 and September 24, 2010 are reflected net of tax benefit of $15 million, $13 million and $11 million, respectively.

Earnings Per Share	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Earnings Per Share

9.    Earnings Per Share

Following the Separation, the Company had 231,094,332 common shares outstanding. This amount has been utilized to calculate earnings per share for the periods prior to the Separation. For the quarter ended December 30, 2011, the number of common shares outstanding on September 28, 2012 was used as the starting point for calculating weighted-average shares outstanding. Additionally, diluted weighted-average shares outstanding for the quarter ended December 30, 2011, was determined assuming that the Separation occurred on the first day of fiscal year 2012. The computation of basic and diluted earnings per share for the quarters ended December 28, 2012 and December 30, 2011 is as follows:

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Basic Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Weighted-average shares outstanding	233	231
Effect of vested deferred stock units	—	1

Basic weighted-average shares outstanding	233	232

Basic earnings per share	$0.45	$0.40

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Diluted Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Basic weighted-average shares outstanding	233	232
Effect of dilutive securities:
Stock options	2	2
Restricted stock	1	2

Diluted weighted-average shares outstanding	236	236

Diluted earnings per share	$0.44	$0.39

The computation of diluted earnings per share in the quarters ended December 28, 2012 and December 30, 2011 excludes the effect of the potential exercise of options to purchase approximately 0.9 million shares and 0.8 million shares, respectively, of stock as the effect would have been anti-dilutive.

13.	Earnings Per Share

Following the Separation, the Company had 231,094,332 common shares outstanding. This amount has been utilized to calculate earnings per share for the periods prior to the Separation. For all periods presented, the number of common shares outstanding on September 28, 2012 was used as the starting point for calculating weighted-average shares outstanding. For 2012, diluted weighted-average shares outstanding was determined assuming that the Separation occurred on the first day of fiscal 2012. The computation of basic and diluted earnings per share for fiscal 2012, 2011 and 2010 is as follows:

(in millions, except per share amounts)	2012	2011	2010
Basic Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Weighted-average shares outstanding	231	231	231
Effect of vested deferred stock units	1	1	1

Basic weighted-average shares outstanding	232	232	232

Basic earnings per share	$1.70	$1.62	$1.03

Diluted Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Basic weighted-average shares outstanding	232	232	232
Effect of dilutive securities:
Stock options	2	2	2
Restricted stock	2	2	2

Diluted weighted-average shares outstanding	236	236	236

Diluted earnings per share	$1.67	$1.59	$1.01

The computation of diluted earnings per share in fiscal years 2012, 2011 and 2010 excludes the effect of the potential exercise of options to purchase approximately 0.8 million shares of stock as the effect would have been anti-dilutive.

Restructuring and Asset Impairment Charges, Net	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Restructuring and Asset Impairment Charges, Net

10.    Restructuring and Asset Impairment Charges, Net

From time to time, the Company will initiate various restructuring actions which result in employee severance, facility exit and other restructuring costs, as described below. In 2011, the Company initiated a multi-year restructuring program (the “2011 Program”), and in the fourth fiscal quarter of 2012, the Company initiated restructuring actions in conjunction with the Separation. Under these programs, the Company has incurred restructuring and asset impairment charges (reversals), net, which are included in selling, general and administrative expenses in the Company’s Condensed, Consolidated and Combined Statements of Operations. A summary of these charges for the quarters ended December 28, 2012 and December 30, 2011 is as follows ($ in millions):

	For the Quarters Ended
	December 28, 2012	December 30, 2011
Facility exit and other charges	$—	$2

Total	$—	$2

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

The rollforward of the reserves from September 28, 2012 to December 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 28, 2012	$1	$2	$1	$4
Utilization	—	—	(1)	(1)

Balance as of December 28, 2012	$1	$2	$—	$3

14.	Restructuring and Asset Impairment Charges, Net

From time to time, the Company will initiate various restructuring actions which result in employee severance, facility exit and other restructuring costs, as described below.

The Company initiated multi-year restructuring programs in 2009 (the “2009 Program”) and in 2011 (the “2011 Program”). Under each of these programs, the Company incurred restructuring and asset impairment charges (reversals), net. Additionally, during 2012 the Company incurred severance and other restructuring charges in conjunction with the Separation. These charges are included in selling, general and administrative expenses, for the fiscal years ended in 2012, 2011 and 2010 and are as follows ($ in millions):

	2012	2011	2010
Separation Related Actions
Employee severance and benefits	$2	$—	$—

Total	$2	$—	$—

2011 Program
Employee severance and benefits	$—	$4	$—
Facility exit and other charges	2	3	—

Total	$2	$7	$—

2009 Program
Employee severance and benefits	$—	$(8)	$14
Facility exit and other charges	—	—	4

Total	$—	$(8)	$18

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

The rollforward of the reserves from September 30, 2011 to September 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 30, 2011	$—	$2	$1	$3
Charges	2	3	—	5
Reversals	—	(1)	—	(1)
Utilization	(1)	(3)	—	(4)
Reclass / transfers	—	1	—	1

Balance as of September 28, 2012	$1	$2	$1	$4

The Company also incurred restructuring charges of nil, $1 million and nil for the years ended 2012, 2011 and 2010, respectively, for restructuring actions initiated prior to 2009. The reserve for these actions, which primarily relates to facility exit costs for long-term non-cancelable lease obligations, was $7 million as of September 30, 2011. Upon final assignment of shared assets and liabilities in conjunction with the Separation, it was determined that this liability represented an obligation that would be retained by Tyco.

Geographic Data	12 Months Ended
Sep. 28, 2012
Geographic Data
15.	Geographic Data

Revenues are attributed to individual countries based upon the operating entity that records the transaction. Revenue by geographic area for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

Revenue:	2012	2011	2010
United States	$3,034	$2,905	$2,396
Canada	194	205	195

Total	$3,228	$3,110	$2,591

Long-lived assets by geographic area as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

Long-lived assets (1):	September 28, 2012	September 30, 2011
United States	$4,390	$4,036
Canada	358	344

Total	$4,748	$4,380

(1)

Long-lived assets are comprised primarily of subscriber system assets, net, property and equipment, net, deferred subscriber acquisition costs, net, and dealer intangibles, net and exclude goodwill, other intangible assets and other assets.

Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 28, 2012
Quarterly Financial Data (Unaudited)
16.	Quarterly Financial Data (Unaudited)

Summarized quarterly financial data for the years ended September 28, 2012 and September 30, 2011 is as follows ($ in millions, except per share data):

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$795	$807	$814	$812
Gross profit	450	458	470	476
Net income	93	105	102	94
Net income per share(1):
Basic	$0.40	$0.45	$0.44	$0.41
Diluted	$0.39	$0.44	$0.43	$0.40

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$765	$768	$783	$794
Gross profit	437	438	450	444
Net income	86	94	103	93
Net income per share(1):
Basic	$0.37	$0.41	$0.44	$0.40
Diluted	$0.36	$0.40	$0.44	$0.39

(1)

The Separation was completed on September 28, 2012, and the Company issued 231 million shares of common stock. This initial share amount has been used to calculate earnings per share for all periods presented. See Note 13 for additional information on earnings per share.

Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Subsequent Events

11.    Subsequent Events

The Company has evaluated subsequent events for recognition through January 31, 2013 and for disclosure through the time it issued its financial statements on March 21, 2013.

On January 10, 2013, the Company’s board of directors declared a quarterly dividend on ADT’s common stock of $0.125 per share. This dividend was paid on February 20, 2013 to stockholders of record on January 30, 2013.

On January 14, 2013, the Company issued $700 million aggregate principal amount of 4.125% senior notes due 2023 to certain institutional investors pursuant to certain exemptions from registration under the Securities Act of 1933, as amended. Net cash proceeds from the issuance of this term indebtedness totaled approximately $694 million and were primarily used for the repurchase of outstanding shares of ADT’s common stock. Any net proceeds not used for share repurchases are intended to be used for general corporate purposes. Interest is payable on June 15 and December 15 of each year, commencing on June 15, 2013. The Company may redeem the notes, in whole or in part, at any time prior to the maturity date at a redemption price equal to the greater of the principal amount of the notes to be redeemed, or a make-whole premium, plus in each case, accrued and unpaid interest to, but excluding, the redemption date. As part of the notes issuance, the Company entered into an exchange and registration rights agreement with the initial purchasers of the notes and is obligated to file a registration statement for an offer to exchange the notes for a new issue of substantially identical notes registered under the Securities Act of 1933, as amended, or provide a shelf registration statement to cover resales of such notes if the exchange offer is not complete within 365 days after closing.

During January 2013, the Company repurchased 1.6 million shares of ADT’s common stock under the 10b5-1 Plan initiated in December 2012 for a total cost of approximately $74 million. During February 2013, the Company initiated an additional $100 million share repurchase plan in accordance with Rule 10b5-1 of the Securities Exchange Act of 1934. To date, the Company has repurchased 1.0 million shares of ADT’s common stock under this plan for a total cost of approximately $50 million.

On January 29, 2013, the Company entered into an accelerated share repurchase agreement under which it repurchased 11.4 million shares of ADT’s common stock for a total cost of $600 million. This accelerated share repurchase program was funded with proceeds from the Company’s recently completed debt offering. The actual number of shares repurchased will be determined upon completion of the program, which is expected to occur by July 26, 2013.

On March 13, 2013, the Company’s board of directors declared a quarterly dividend on its common shares of $0.125 per share. This dividend will be paid on May 15, 2013 to shareholders of record on April 24, 2013.

17.	Subsequent Events

The Company has evaluated subsequent events through the time it issued its financial statements on November 27, 2012.

On November 26, 2012, the Company’s board of directors declared a quarterly dividend on its common shares of $0.125 per share. This dividend will be paid on December 18, 2012 to shareholders of record on December 10, 2012. Additionally, on November 26, 2012, the Company’s board of directors approved $2 billion of share repurchases over the next three years.

Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Sep. 28, 2012
Schedule II - Valuation And Qualifying Accounts

THE ADT CORPORATION

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

($ in millions)

Description	Balance at Beginning of Year	Additions Charged to Income	Other	Deductions	Balance at End of Year
Allowance for Doubtful Accounts:
Year Ended September 24, 2010	$17	$43	$2	$(39)	$23
Year Ended September 30, 2011	23	44	1	(45)	23
Year Ended September 28, 2012	23	50	—	(48)	25

Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Basis of Presentation

Basis of Presentation—The Condensed, Consolidated and Combined Financial Statements have been prepared in United States dollars (“USD”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Condensed, Consolidated and Combined Financial Statements included herein are unaudited, but in the opinion of management, such financial statements include all adjustments, consisting of normal recurring adjustments, necessary to summarize fairly the Company’s financial position, results of operations and cash flows for the interim period. The interim results reported in these Condensed, Consolidated and Combined Financial Statements should not be taken as indicative of results that may be expected for the entire year. For a more comprehensive understanding of ADT and its Condensed, Consolidated and Combined Financial Statements, please review these condensed interim financial statements in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the fiscal year ended September 28, 2012, which was filed with the SEC on November 27, 2012 (“2012 Form 10-K”).

Unless otherwise indicated, references to 2013 and 2012 are to the Company’s fiscal quarters ended December 28, 2012 and December 30, 2011, respectively.

The Condensed, Consolidated and Combined Financial Statements reflect the Company’s financial position, results of operations and cash flows in conformity with GAAP. The Condensed and Consolidated Balance Sheets as of December 28, 2012 and September 28, 2012 reflect the consolidated financial position of The ADT Corporation and its subsidiaries as an independent publicly-traded company. Additionally, the Company’s Condensed, Consolidated and Combined Statements of Operations, Comprehensive Income and Cash Flows for the quarter ended December 28, 2012 reflect ADT’s operations and cash flows as a standalone company. Prior to the Separation on September 28, 2012, the Company’s financial position, results of operations and cash flows consisted of Tyco’s residential and small business security business in the United States, Canada and certain U.S. territories and were derived from Tyco’s historical accounting records and presented on a carve-out basis. As such, the Company’s Condensed, Consolidated and Combined Statements of Operations, Comprehensive Income and Cash Flows for the quarter ended December 30, 2011 consist of the combined results of operations of the ADT North American Residential Security Business of Tyco.

For periods prior to the Separation, the Company’s financial statements included allocations of certain working capital, property and equipment, and operating expense balances. In addition, debt and related interest expense as well as certain general corporate overhead expenses were allocated by Tyco to the Company for the financial statements presented on a carve-out basis. The allocation of corporate overhead expenses from Tyco was based on the relative proportion of either the Company’s headcount or revenue to Tyco’s consolidated headcount or revenue. Corporate overhead expenses primarily related to centralized corporate functions, including finance, treasury, tax, legal, information technology, internal audit, human resources and risk management functions. During the quarter ended December 30, 2011, the Company was allocated $15 million of general corporate expenses incurred by Tyco which are included within selling, general and administrative expenses in the Condensed, Consolidated and Combined Statement of Operations. The allocation of interest expense from Tyco was based on an assessment of the Company’s share of Tyco’s external debt using historical data. During the quarter ended December 30, 2011, the Company was allocated $21 million of interest expense incurred by Tyco.

The Company has a 52- or 53-week fiscal year that ends on the last Friday in September. Both fiscal year 2013 and fiscal year 2012 are 52-week years.

The Company conducts business in one operating segment. This segment is identified by the Company based on how resources are allocated and operating decisions are made.

The Company conducts business through its operating entities. All intercompany transactions have been eliminated. The results of companies acquired during the period are included in the Condensed, Consolidated and Combined Financial Statements from the effective date of acquisition.

Basis of Presentation—The Consolidated and Combined Financial Statements include the combined operations, assets and liabilities of the Company. The Consolidated and Combined Financial Statements have been prepared in United States dollars (“USD”) and in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Unless otherwise indicated, references to 2012, 2011 and 2010 are to the Company’s fiscal years ended September 28, 2012, September 30, 2011 and September 24, 2010, respectively.

The Consolidated and Combined Financial Statements reflect the Company’s financial position, results of operations and cash flows in conformity with GAAP. The Consolidated and Combined Balance Sheet as of September 28, 2012 reflects the consolidated financial position of The ADT Corporation and its subsidiaries as an independent publicly-traded company. Prior to the Separation on September 28, 2012, the Company’s financial position, results of operations and cash flows consisted of Tyco’s residential and small business security business in the United States, Canada and certain U.S. territories and have been derived from Tyco’s historical accounting records and presented on a carve-out basis. As such, the Company’s Consolidated and Combined Statements of Operations and Cash Flows for 2012, 2011 and 2010 consist of the combined results of operations of the ADT North American Residential Security Business of Tyco.

For periods prior to the Separation, the Company’s Consolidated and Combined Financial Statements include allocations of certain working capital, property and equipment, and operating expense balances. In addition, certain general corporate overhead, debt and related interest expense have been allocated by Tyco to the Company for the financial statements presented on a carve-out basis. The Company used certain underlying activity drivers as a basis of allocation, including revenue, materials usage, head-count utilization and other factors. Both ADT and Tyco believe such allocations are reasonable; however, they may not be indicative of the actual results of the Company had the Company been operating as an independent, publicly traded company for the periods presented or the amounts that will be incurred by the Company in the future. Note 5 provides further information regarding debt and related interest expense allocations and Note 9 provides further information regarding general corporate overhead allocations.

The Company has a 52- or 53-week fiscal year that ends on the last Friday in September. Fiscal year 2011 was a 53-week year. Fiscal years 2012 and 2010 were 52-week years.

The Company conducts business in one operating segment. This segment is identified by the Company based on how resources are allocated and operating decisions are made. Management evaluates performance and allocates resources based on operating profit or loss of the Company as a whole.

The Company conducts business through its operating entities. All intercompany transactions have been eliminated. The results of companies acquired during the year are included in the Consolidated and Combined Financial Statements from the effective date of acquisition. See Note 2.

Use of Estimates

Use of Estimates—The preparation of the Consolidated and Combined Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and reported amounts of revenue and expenses. Significant estimates in these Consolidated and Combined Financial Statements include, but are not limited to, allowances for doubtful accounts receivable, estimates of future cash flows and valuation related assumptions associated with asset impairment testing, useful lives and methods for depreciation and amortization, loss contingencies, income taxes and tax valuation allowances and defined benefit obligations. Actual results could differ materially from these estimates.

Revenue Recognition

Revenue Recognition—Major components of revenue for the Company include fees associated with contractual monitoring and maintenance services, non-refundable installation fees related to subscriber system assets, other repair and maintenance services and sales of equipment.

Revenue from the sale of services is recognized as services are rendered. Contractual fees for monitoring and maintenance services are recognized on a straight-line basis over the contract term. Customer billings for services not yet rendered are deferred and recognized as revenue as the services are rendered. The balance of deferred revenue is included in current liabilities or long-term liabilities, as appropriate.

For transactions in which the Company retains ownership of the security system asset, referred to as subscriber system assets, non-refundable fees (referred to as deferred subscriber acquisition revenue) received in connection with the initiation of a monitoring contract, along with associated direct and incremental selling costs (referred to as deferred subscriber acquisition costs), are deferred and amortized over the estimated life of the customer relationship.

Sales of security monitoring systems may have multiple elements, including equipment, installation, monitoring services and maintenance agreements. The Company assesses its revenue arrangements to determine the appropriate units of accounting. In certain circumstances, ownership of the system is contractually transferred to the customer, in which case each deliverable provided under the arrangement is considered a separate unit of accounting. Revenue associated with the sale of equipment and related installations is recognized once delivery, installation and customer acceptance is completed, while the revenue for monitoring and maintenance services is recognized on a straight-line basis over the contract term as services are rendered. Early termination of the contract by the customer results in a termination charge in accordance with the customer contract, which is due immediately following the termination date. The amounts of contract termination charges recognized in revenue during the years ended September 28, 2012, September 30, 2011 and September 24, 2010 were not material. The Company may refund up-front consideration and monitoring fees paid during the six months following installation of a system in limited circumstances after all attempts to resolve customer concerns have been exhausted. Amounts that the Company has refunded during the years ended September 28, 2012, September 30, 2011 and September 24, 2010 were not material. Amounts assigned to each unit of accounting are based on an allocation of total arrangement consideration using a hierarchy of estimated selling price for the deliverables. The selling price used for each deliverable is based on Vendor Specific Objective Evidence (“VSOE”) if available, Third Party Evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Revenue recognized for equipment and installation is limited to the lesser of their allocated amounts under the estimated selling price hierarchy or the non-contingent up-front consideration received at the time of installation, since collection of future amounts under the arrangement with the customer is contingent upon the delivery of monitoring and maintenance services.

Provisions for certain rebates and discounts to customers are accounted for as reductions in revenue in the same period the related revenue is recorded. These provisions are based on terms of arrangements with direct, indirect and other market participants. Rebates are estimated based on sales terms, historical experience and trend analysis.

Standard Product Warranty		The Company records estimated product warranty costs at the time of sale. The carrying amounts of the Company’s warranty accrual as of September 28, 2012 and September 30, 2011 were not material.
Advertising

Advertising—Advertising costs which amounted to $155 million, $152 million and $113 million for 2012, 2011 and 2010, respectively, are expensed when incurred and are included in selling, general and administrative expenses.

Acquisition Costs		Acquisition Costs—Acquisition costs are expensed when incurred and are included in selling, general and administrative expenses. See Note 2.
Translation of Foreign Currency

Translation of Foreign Currency—The Company’s Consolidated and Combined Financial Statements are reported in U.S. dollars. A portion of the Company’s business is transacted in Canadian dollars. The Company’s Canadian entity maintains its records in Canadian dollars. The assets and liabilities are translated into U.S. dollars using rates of exchange at the balance sheet date and translation adjustments are recorded in accumulated other comprehensive income. Revenue and expenses are translated at average rates of exchange in effect during the year.

Cash and Cash Equivalents		Cash and Cash Equivalents—All highly liquid investments with original maturities of three months or less from the time of purchase are considered to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts—The allowance for doubtful accounts receivable reflects the best estimate of probable losses inherent in the Company’s receivable portfolio determined on the basis of historical experience and other currently available evidence.

Inventories	Inventories—Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value.	Inventories—Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value.
Property and Equipment, Net

Property and Equipment, Net—Property and equipment, net is recorded at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets

Maintenance Cost		Maintenance and repair expenditures are charged to expense when incurred.
Subscriber System Assets and Related Deferred Costs and Deferred Revenue

Subscriber System Assets and Related Deferred Costs and Deferred Revenue—Subscriber system assets, net are recorded at cost less accumulated depreciation. Accumulated depreciation of subscriber system assets was $2,080 million and $1,821 million as of September 28, 2012 and September 30, 2011, respectively. Depreciation expense relating to subscriber system assets for 2012, 2011 and 2010 was $287 million, $272 million and $209 million, respectively. The Company considers security system assets related to its electronic security business in two asset categories: internally generated subscriber systems (referred to as subscriber system assets) and customer accounts generated through the ADT dealer program (referred to as dealer intangibles, as further described in the Dealer and Other Amortizable Intangible Assets, Net section below). Subscriber system assets include installed property and equipment for which the Company retains ownership and deferred costs directly related to the customer acquisition and system installation. Subscriber system assets represent capitalized equipment (e.g. security control panels, touchpad, motion detectors, window sensors, and other equipment) and installation costs incurred to prepare the asset for its intended use. The Company pays property taxes on the subscriber system assets and upon customer termination, may retrieve such assets. These assets embody a probable future economic benefit as they generate future monitoring revenue for the Company.

Deferred subscriber acquisition costs, net associated with subscriber system assets represent direct and incremental selling expenses (i.e. commissions) related to acquiring the customer. Commissions related to up-front consideration paid by customers in connection with the establishment of the monitoring arrangement are determined based on a percentage of the up-front fees and do not exceed deferred revenue. Amortization expense relating to deferred subscriber acquisition costs for 2012, 2011 and 2010 was $111 million, $102 million and $98 million, respectively.

Subscriber system assets and any deferred costs and revenue resulting from the customer acquisition are accounted for over the expected life of the customer relationship. The Company accounts for subscriber system assets and related deferred costs and deferred revenue using pools, with separate pools for the components of subscriber system assets and any related deferred costs and deferred revenue based on the same month and year of acquisition. The Company depreciates its pooled subscriber system assets and related deferred costs and deferred revenue using an accelerated method over 15 years. In order to align the depreciation of these assets to the pattern in which their economic benefits are consumed, the accelerated method utilizes an average declining balance rate of 240% and converts to a straight-line methodology when the resulting depreciation charge is greater than that from the accelerated method, resulting in an average depreciation of 58% of the pool within the first five years, 25% within the second five years and 17% within the final five years.

Dealer and Other Amortizable Intangible Assets, Net

Dealer and Other Amortizable Intangible Assets, Net—Intangible assets primarily include contracts and related customer relationships. Certain contracts and related customer relationships are generated from an external network of independent dealers who operate under the ADT dealer program. These contracts and related customer relationships are recorded at their contractually determined purchase price. During the initial period of the customer contract, generally twelve to fifteen months, any cancellation of monitoring service, including those that result from customer payment delinquencies, results in a chargeback by the Company to the dealer for the full amount of the contract purchase price. The Company records the amount charged back to the dealer as a reduction of the intangible assets.

Intangible assets arising from the ADT dealer program described above are amortized in pools determined by the same month and year of contract commencement on an accelerated basis over the period and pattern of economic benefit that is expected to be obtained from the customer relationship. The estimated useful life of dealer intangibles is 15 years. The accelerated method for amortizing these intangible assets utilizes an average declining balance rate of 300% and converts to a straight-line methodology when the resulting amortization charge is greater than that from the accelerated method, resulting in an average amortization of 67% of the pool within the first five years, 22% within the second five years and 11% within the final five years.

Other amortizable intangible assets are amortized on a straight-line basis over 4 to 24 years. The Company evaluates the amortization methods and remaining useful lives of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the amortization method or remaining useful lives.

Long-Lived Asset Impairments

Long-Lived Asset Impairments—The Company reviews long-lived assets, including property and equipment and amortizable intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, the Company groups assets and liabilities at the lowest level for which cash flows are separately identified. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Goodwill

Goodwill—Goodwill is assessed for impairment annually and more frequently if events or changes in business circumstances indicate that it is more likely than not that the carrying value of a reporting unit exceeds its fair value. See Note 4. In performing these assessments, management relies on various factors, including operating results, business plans, economic projections, anticipated future cash flows and other market data. There are inherent uncertainties related to these factors which require judgment in applying them to the testing of goodwill for impairment. The Company performs its annual impairment tests for goodwill during the fourth fiscal quarter of each year.

When testing for goodwill impairment, the Company first compares the fair value of its reporting unit with its carrying amount. The estimated fair value of the reporting unit used in the goodwill impairment test is determined utilizing a discounted cash flow analysis based on the Company’s forecasts discounted using market participants’ weighted-average cost of capital and market indicators of terminal year cash flows. If the carrying amount of the Company’s reporting unit exceeds its fair value, goodwill is considered potentially impaired and step two of the goodwill impairment test is performed to measure the amount of impairment loss. In the second step of the goodwill impairment test, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess of the carrying amount of goodwill over its implied fair value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of its reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the fair value of its reporting unit over the amounts assigned to its assets and liabilities represents the implied fair value of goodwill.

Income Taxes

Income Taxes—For purposes of the Company’s Consolidated and Combined Financial Statements for periods prior to the Separation on September 28, 2012, income tax expense, deferred tax balances and tax carryforwards have been recorded as if it filed tax returns on a standalone basis separate from Tyco (“Separate Return Method”). The Separate Return Method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and a standalone enterprise for the periods prior to the Separation. The deferred tax balances reflected in the Company’s Consolidated and Combined Balance Sheet as of September 28, 2012 have been recorded on a consolidated return basis and include tax attributes allocated to the Company at the time of the Separation. The calculation of income taxes for the Company on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. Historically, the Company has primarily operated within a Tyco U.S. consolidated group and within a standalone Canadian entity. In certain instances, tax losses or credits generated by Tyco’s other businesses will continue to be available to the Company after the Separation.

In determining taxable income for the Company’s Consolidated and Combined Financial Statements, the Company must make certain estimates and judgments. These estimates and judgments affect the calculation of certain tax liabilities and the determination of the recoverability of certain of the deferred tax assets, which arise from temporary differences between the tax and financial statement recognition of revenue and expense.

In evaluating the Company’s ability to recover its deferred tax assets, the Company considers all available positive and negative evidence including its past operating results, the existence of cumulative losses in the most recent years and its forecast of future taxable income. In estimating future taxable income, the Company develops assumptions including the amount of future pre-tax operating income, the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage the underlying businesses.

The Company does not have any significant valuation allowances against its net deferred tax assets.

Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management records the effect of a tax rate or law change on the Company’s deferred tax assets and liabilities in the period of enactment. Future tax rate or law changes could have a material effect on the Company’s results of operations, financial condition or cash flows.

In addition, the calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in the United States and Canada. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues in the U.S. and other tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. These tax liabilities are reflected net of related tax loss carryforwards. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from its current estimate of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the liabilities would result in tax benefits being recognized in the period when the Company determines the liabilities are no longer necessary.

Concentration of Credit Risks

Concentration of Credit Risks—Financial instruments which potentially subject the Company to concentrations of credit risks are principally accounts receivables. The Company’s concentration of credit risk with respect to accounts receivable is limited due to the significant size of its customer base.

Insurable Liabilities

Insurable Liabilities—For fiscal years 2010 through 2012, the Company was insured for worker’s compensation, property, product, general and auto liabilities through a captive insurance company that is a wholly owned subsidiary of Tyco. The captive’s policies covering these risks are deductible reimbursement policies. Tyco has insurance for losses in excess of the captive insurance company policies’ limits through third party insurance companies. The captive insurance company retains the risk of loss, and therefore, Tyco has retained the liability associated with claims incurred prior to the Separation. Following the Separation, the Company maintains its own standalone insurance policies to manage certain of its insurable liabilities. See Note 9 for additional information on insurable liabilities.

Financial Instruments

Financial Instruments—The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and debt. Included in cash and cash equivalents as of December 28, 2012 and September 28, 2012 is approximately $331 million and $187 million, respectively, of available-for-sale securities, representing cash invested in money market mutual funds. These investments are classified as “Level 1” for purposes of fair value measurement, which is performed each reporting period. The fair value of cash and cash equivalents, including the money market mutual funds, accounts receivable and accounts payable approximated book value as of December 28, 2012 and September 28, 2012 because of their short-term nature.

The fair value of the Company’s unsecured notes is determined using prices for ADT’s securities obtained from multiple external pricing services, which is considered a Level 2 input.

Financial Instruments—The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and debt. Included in cash and cash equivalents as of September 28, 2012 is approximately $187 million of available-for sale securities, representing cash invested in money market mutual funds. These investments are classified as “Level 1” for purposes of fair value measurement, which is performed each reporting period. Any unrealized holding gains or losses are excluded from earnings and reported in other comprehensive income until realized. Any dividend or interest income related to these investments is recognized in earnings. As these securities were purchased on the last day of the fiscal year, the amount of unrealized holding gains, dividend income and interest income was immaterial for the year ended September 28, 2012. The fair value of cash and cash equivalents, other than the money market mutual funds, accounts receivable and accounts payable approximated book value as of September 28, 2012 because of their short-term nature. The fair value of the money market mutual funds was approximately $187 million as of September 28, 2012. See Note 5 for the fair value of the Company’s debt.

Reclassifications

Reclassifications—Certain prior period amounts have been reclassified to conform with the current period presentation. Specifically, the Company has reported amortization of deferred subscriber acquisition costs separately on the Condensed, Consolidated and Combined Statements of Cash Flows.

Reclassifications—Certain prior period amounts have been reclassified to conform with the current period presentation. Specifically, the Company has reported amortization of deferred subscriber acquisition costs separately on the Consolidated and Combined Statements of Cash Flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements—In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance for the presentation of comprehensive income. The guidance amended the reporting of Other Comprehensive Income (“OCI”) by eliminating the option to present OCI as part of the statement of stockholders’ equity. The amendment does not impact the accounting for OCI, but does impact its presentation in the Company’s Condensed, Consolidated and Combined Financial Statements. The guidance requires that items of net income and OCI be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements which include total net income and its components, consecutively followed by total OCI and its components to arrive at total comprehensive income. In December 2011, the FASB issued authoritative guidance to defer the effective date for those aspects of the guidance relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. The guidance became effective for the Company in the first fiscal quarter of 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In September 2011, the FASB issued authoritative guidance which amends the process of testing goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performing the traditional two step goodwill impairment test is unnecessary. If an entity concludes otherwise, it would be required to perform the first step of the two step goodwill impairment test. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test. However, an entity has the option to bypass the qualitative assessment in any period and proceed directly to step one of the impairment test. The guidance became effective for the Company in the first quarter of fiscal year 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In July 2012, the FASB issued authoritative guidance which amends the process of testing indefinite-lived intangible assets for impairment. This guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the indefinite-lived intangible asset is impaired. If an entity determines it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity will have an option not to calculate the fair value of an indefinite-lived asset annually. The guidance became effective for the Company in the first quarter of fiscal year 2013. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recently Adopted Accounting Pronouncements—In September 2011, the FASB issued authoritative guidance which expanded and enhanced the existing disclosure requirements related to multi-employer pension and other postretirement benefit plans. The amendments require additional quantitative and qualitative disclosures to provide more detailed information regarding these plans, including the significant multi-employer plans in which the Company participates, the level of the Company’s participation and contributions with respect to such plans, the financial health of such plans and an indication of funded status. These disclosures are intended to provide users of financial statements with a better understanding of the employer’s involvement in multi-employer benefit plans. The guidance became effective for the Company in the fourth fiscal quarter of 2012. The adoption of the guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance for the presentation of comprehensive income. The guidance amended the reporting of Other Comprehensive Income (“OCI”) by eliminating the option to present OCI as part of the Consolidated and Combined Statements Stockholders’ Equity. The amendment does not impact the accounting for OCI, but does impact its presentation in the Company’s Consolidated and Combined Financial Statements. The guidance requires that items of net income and OCI be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements which include total net income and its components, consecutively followed by total OCI and its components to arrive at total comprehensive income. In December 2011, the FASB issued authoritative guidance to defer the effective date for those aspects of the guidance relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. The guidance became effective for the Company in the first fiscal quarter of 2013 and has been retrospectively applied for all periods presented. The adoption of this guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements—In September 2011, the FASB issued authoritative guidance which amends the process of testing goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the fair value of a reporting unit is less than its carrying amount. If an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, performing the traditional two step goodwill impairment test is unnecessary. If an entity concludes otherwise, it would be required to perform the first step of the two step goodwill impairment test. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test. However, an entity has the option to bypass the qualitative assessment in any period and proceed directly to step one of the impairment test. The guidance is effective for the Company for interim and annual impairment testing beginning in the first quarter of fiscal year 2013.

In July 2012, the FASB issued authoritative guidance which amends the process of testing indefinite-lived intangible assets for impairment. This guidance permits an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (defined as having a likelihood of more than fifty percent) that the indefinite-lived intangible asset is impaired. If an entity determines it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity will have an option not to calculate the fair value of an indefinite-lived asset annually. The guidance is effective for the Company for interim and annual impairment testing beginning in the first quarter of fiscal year 2013.

Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Inventory, Current	Inventories consisted of the following ($ in millions):

	December 28, 2012	September 28, 2012
Work in progress	$4	$6
Finished goods	40	36

Inventories	$44	$42

Inventories consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Work in progress	$6	$6
Finished goods	36	27

Inventories	$42	$33

Estimated Useful Life Of Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings and related improvements	Up to 40 years

Leasehold improvements	Lesser of remaining term of the lease or economic useful life

Other machinery, equipment and furniture and fixtures	1 to 14 years

Acquisitions (Tables)	12 Months Ended
Sep. 28, 2012
Fair Value Calculation of Consideration Transferred

Fair Value Calculation of Consideration Transferred—The calculation of the consideration transferred to acquire BHS is as follows. Certain amounts below cannot be recalculated as the exact BHS common share amounts have not been presented. ($ and common share data in millions, except per share data):

Cash Consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Cash consideration per common share outstanding	$13.15

Total cash paid to BHS shareholders making all cash election	$490

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Cash consideration per common share outstanding	$12.75

Total cash paid to BHS shareholders making a mixed election or not making an election	$95

Total cash consideration	$585

Stock consideration

All cash consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all cash	37
Exchange ratio	0.7562

Tyco shares issued to BHS shareholders making an all cash election	28

All stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing all stock	1
Exchange ratio	1.0951

Tyco shares issued to BHS shareholders making an all stock election	1

Mixed cash/stock consideration
Number of shares of BHS common shares outstanding as of May 14, 2010 electing mixed consideration or not making an election	7
Exchange ratio	0.7666

Tyco shares issued to BHS shareholders making a mixed election or not making an election	6

Total Tyco common shares issued	35

Tyco’s average common share price on May 14, 2010	$38.73

Total stock consideration	$1,362

Fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards(1)	$27

Total fair value of consideration transferred	$1,974

(1)

Represents the fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards attributable to pre-combination service issued to holders of these awards in the acquisition. The fair value was determined using the Black-Scholes model for stock option awards and Tyco’s closing stock price for the restricted and deferred stock unit awards. The fair value of outstanding BHS stock-based compensation awards that immediately vested at the effective time of the acquisition was attributed to pre-combination service and was included in the consideration transferred. In addition, there were certain BHS stock-based compensation awards that did not immediately vest upon completion of the acquisition. For those awards, the fair value attributed to post-combination service is being recognized as compensation expense over the requisite service period in the post-combination financial statements.

Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed

The following amounts represent the final determination of the fair value of the identifiable assets acquired and liabilities assumed ($ in millions):

Net current assets(1)	$78
Subscriber system assets	624
Other property and equipment	49
Contracts and related customer relationships (10-year weighted average useful life)	738
Other intangible assets (4-year weighted average useful life)	12
Net non-current liabilities(2)	(459)

Net assets acquired	1,042
Goodwill(3)	932

Purchase price	$1,974

(1)

As of the acquisition date, the fair value of accounts receivable approximated book value. Included in net current assets is $32 million of accounts receivable. The gross contractual amount receivable was approximately $35 million of which $3 million was not expected to be collected.

(2)	Included in net non-current liabilities is approximately $456 million of deferred tax liabilities.
(3)

The goodwill recognized is primarily related to expected synergies and other benefits that the Company believes will result from combining the operations of BHS with the operations of the Company. All of the goodwill has been allocated. None of the goodwill is expected to be deductible for tax purposes.

Supplemental Pro Forma Financial Information (unaudited)

Actual BHS Financial Results—BHS actual results from the acquisition date, May 14, 2010, which are included in the Consolidated and Combined Statement of Operations for the fiscal year ended September 24, 2010 are as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$193
Net loss	$(25)

Supplemental Pro Forma Financial Information (unaudited)—The supplemental pro forma financial information for the fiscal year ended September 24, 2010 is as follows ($ in millions):

For the Year Ended September 24, 2010
Revenue	$2,942
Net income	$263

Business Acquisition Integration Related Costs

A summary of the integration related costs and the line item presentation of these amounts in the Company’s Consolidated and Combined Statement of Operations is as follows ($ in millions):

	2012	2011	2010
Cost of revenue	$—	$2	$—
Selling, general and administrative expenses	14	26	18

Total integration related costs	$14	$28	$18

Property and Equipment (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Property and Equipment

Property and equipment consisted of the following ($ in millions):

	September 28, 2012	September 30, 2011
Land	$9	$9
Buildings and leasehold improvements	76	64
Machinery and equipment	369	290
Property under capital leases(1)	43	25
Construction in progress	34	37
Accumulated depreciation(2)	(314)	(253)

Property and equipment, net	$217	$172

(1)	Property under capital leases consists primarily of buildings.

(2)	Accumulated amortization of capital lease assets was $25 million and $13 million as of September 28, 2012 and September 30, 2011, respectively.

Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Goodwill

The changes in the carrying amount of goodwill as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$3,400
Acquisitions	20
Currency translation	(1)

Balance as of December 28, 2012	$3,419

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

The changes in the carrying amount of goodwill for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$3,395
Currency translation	5

Balance as of September 28, 2012	$3,400

Balance as of September 24, 2010	$3,393
Acquisitions/purchase accounting adjustments	2

Balance as of September 30, 2011	$3,395

Schedule of Finite-Lived Intangible Assets

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of December 28, 2012 and September 28, 2012 ($ in millions):

	December 28, 2012		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,335	$4,497	$7,247	$4,392
Other	12	6	12	6

Total	$7,347	$4,503	$7,259	$4,398

Changes in the net carrying amount of contracts and related customer relationships for as of December 28, 2012 and September 28, 2012 are as follows ($ in millions):

Balance as of September 28, 2012	$2,855
Customer contract additions, net of dealer charge-backs	125
Amortization	(140)
Currency translation	(2)

Balance as of December 28, 2012	$2,838

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency Translation	8

Balance as of September 28, 2012	$2,855

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s other intangible assets as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012		September 30, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$7,247	$4,392	$6,687	$3,938
Other	12	6	13	7

Total	$7,259	$4,398	$6,700	$3,945

Changes in the net carrying amount of contracts and related customer relationships for the years ended 2012 and 2011 are as follows ($ in millions):

Balance as of September 30, 2011	$2,749
Customer contract additions, net of dealer charge-backs	642
Amortization	(544)
Currency translation	8

Balance as of September 28, 2012	$2,855

Balance as of September 24, 2010	$2,686
Customer contract additions, net of dealer charge-backs	579
Amortization	(516)

Balance as of September 30, 2011	$2,749

Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Debt

Debt as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Current maturities of long-term debt:
Capital lease obligations	$2	$1

Current maturities of long-term debt	2	1

Long-term debt:
2.250% notes due July 2017(1)	749	—
3.500% notes due July 2022(1)	998	—
4.875% notes due July 2042(1)	742	—
Allocated debt	—	1,482
Capital lease obligations	36	24

Total long-term debt	2,525	1,506

Total debt	$2,527	$1,507

(1)	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.

Schedule of Carrying Values and Estimated Fair Values Of Debt Instruments

The carrying value and fair value of the Company’s debt that is subject to fair value disclosures as of December 28, 2012 and September 28, 2012 is as follows ($ in millions):

	December 28, 2012		September 28, 2012
	CarryingValue	FairValue	CarryingValue	FairValue
2.250% notes due July 2017	$749	$737	$749	$766
3.500% notes due July 2022	998	980	998	1,038
4.875% notes due July 2042	742	721	742	798

Total	$2,489	$2,438	$2,489	$2,602

The fair value of the Company’s unsecured notes as of September 28, 2012 is as follows ($ in millions):

2.250% notes due July 2017	$766
3.500% notes due July 2022	1,038
4.875% notes due July 2042	798

Total	$2,602

Schedule of Maturities of Long-term Debt

Aggregate annual maturities of long-term debt and capital lease obligations are as follows ($ in millions):

Fiscal 2013	$6
Fiscal 2014	6
Fiscal 2015	6
Fiscal 2016	6
Fiscal 2017	756
Thereafter	1,777

Total	2,557
Less amount representing discount on notes	11
Less amount representing interest on capital leases	19

Total	2,527
Less current maturities of long-term debt	2

Total long-term debt	$2,525

Income Taxes (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Income before Income Tax, Domestic and Foreign

Significant components of income before income taxes for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

	2012	2011	2010
United States	$581	$543	$336
Non-U.S.	49	61	62

	$630	$604	$398

Schedule of Components of Income Tax Expense (Benefit)

Significant components of the income tax provision for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

	2012	2011	2010
Current:
United States:
Federal	$170	$228	$169
State	36	33	35
Non-U.S.	8	20	16

Current income tax provision	$214	$281	$220
Deferred:
United States:
Federal	$21	$(50)	$(60)
State	(6)	—	1
Non-U.S.	7	(3)	(2)

Deferred income tax provision	22	(53)	(61)

	$236	$228	$159

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation between the actual effective tax rate on continuing operations and the statutory U.S. federal income tax rate of 35% for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 is as follows:

	2012	2011	2010
Federal statutory tax rate	35.0%	35.0%	35.0%
Increases (reductions) in taxes due to:
U.S. state income tax provision, net	3.4%	3.5%	5.9%
Non-U.S. net earnings	(0.6)%	(0.7)%	(1.9)%
Nondeductible charges	—%	0.2%	0.7%
Other	(0.3)%	(0.3)%	0.2%

Provision for income taxes	37.5%	37.7%	39.9%

Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s net deferred income tax liability as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Deferred tax assets:
Accrued liabilities and reserves	$32	$36
Tax loss and credit carryforwards	512	1
Postretirement benefits	22	20
Deferred revenue	147	156
Other	11	65

	$724	$278

Deferred tax liabilities:
Property and equipment	(9)	(21)
Subscriber system assets	(530)	(443)
Intangible assets	(299)	(397)
Other	(1)	(18)

	$(839)	$(879)

Net deferred tax liability before valuation allowance	(115)	(601)
Valuation allowance	(2)	(1)

Net deferred tax liability	$(117)	$(602)

Schedule of Unrecognized Tax Benefits Roll Forward

A rollforward of unrecognized tax benefits as of September 28, 2012, September 30, 2011 and September 24, 2010 is as follows ($ in millions):

	2012	2011	2010
Balance as of beginning of year	$3	$5	$5
Additions based on tax positions contributed in conjunction with the Separation	85	—	—
Reductions based on tax positions related to prior years	—	(1)	—
Reductions related to settlements	—	(1)	—

Balance as of end of year	$88	$3	$5

Open Tax Years By Tax Jurisdiction	Open tax years in significant jurisdictions are as follows:

Jurisdiction	Years Open To Audit
Canada	2004 – 2012
United States	1997 – 2012

Commitments and Contingencies (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Future Minimum Rental Payments for Operating Leases

Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 28, 2012 ($ in millions):

Fiscal 2013	$44
Fiscal 2014	33
Fiscal 2015	26
Fiscal 2016	12
Fiscal 2017	6
Thereafter	24

145
Less sublease income	11

Total	$134

Retirement Plans (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Net Benefit Costs

The net periodic benefit cost for the defined benefit pension plan for 2012, 2011 and 2010 is as follows ($ in millions):

	2012	2011	2010
Service cost	$—	$1	$1
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(3)
Amortization of net actuarial loss	1	1	2

Net periodic benefit cost	$—	$1	$3

Schedule of Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.5%	5.0%	5.5%
Expected return on plan assets	8.0%	8.0%	8.0%
Rate of compensation increase	N/A	4.0%	4.0%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The change in benefit obligations, plan assets and the amounts recognized on the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Change in benefit obligations:
Benefit obligations as of beginning of year	$72	$67
Service cost	—	1
Interest cost	3	3
Actuarial loss	9	5
Benefits and administrative expenses paid	(3)	(4)

Benefit obligations as of end of year	$81	$72

Change in plan assets:
Fair value of plan assets as of beginning of year	$48	$47
Actual return on plan assets	5	1
Employer contributions	2	4
Benefits and administrative expenses paid	(3)	(4)

Fair value of plan assets as of end of year	$52	$48

Funded status	$(29)	$(24)

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized in the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Amounts reflected in other liabilities:
Non-current liabilities	$(29)	$(24)

Amounts recognized in accumulated other comprehensive income (before income taxes) consist of:
Net actuarial loss	$(39)	$(34)

Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.7%	4.5%
Rate of compensation increase	N/A	N/A

Schedule of Allocation of Plan Assets

The pension plan has the following weighted-average asset allocations:

	2012	2011
Asset Category:
Equity securities	60%	55%
Debt securities	38%	44%
Cash and cash equivalents	2%	1%

Total	100%	100%

he Company’s asset allocations by level within the fair value hierarchy as of September 28, 2012 and September 30, 2011 are presented in the table below for the Company’s defined benefit plan.

	September 28, 2012
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$—	$21	$21
Non-U.S. equity securities	—	10	10
Fixed income securities:
Government and government agency securities	—	10	10
Corporate debt securities	—	10	10
Cash and cash equivalents	—	1	1

Total	$—	$52	$52

	September 30, 2011
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$4	$7	$11
Non-U.S. equity securities	3	10	13
Fixed income securities:
Government and government agency securities	1	9	10
Corporate debt securities	—	12	12
Mortgage and other asset-backed securities	—	1	1
Cash and cash equivalents	1	—	1

Total	$9	$39	$48

The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$21	Daily	1 day, 5 days
Non-U.S. equity securities	10	Daily	3 days
Government and government agency securities	10	Daily	2 days
Corporate debt securities	10	Daily	2 days

	$51

	September 30, 2011
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$5	Daily	1 day
Non-U.S. equity securities	1	Daily, Semi-monthly	1 day, 5 days
Government and government agency securities	4	Daily	1 day
Corporate debt securities	4	Daily	1 day, 2 days, 3 days
Mortgage and other asset-backed securities	1	Daily	1 day, 3 days

	$15

Schedule of Expected Benefit Payments

Benefit payments, including those amounts to be paid and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

Fiscal 2013	$3
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	4
Fiscal 2018 – Fiscal 2022	20

Share Plans (Tables)	12 Months Ended
Sep. 28, 2012
ADT Incentive Equity Awards Issued and Related Weighted-Average Grant-Date Fair Values

The ADT incentive equity awards issued and the related weighted-average grant-date fair values are as follows:

	Shares	Weighted-Average Grant-Date Fair Value
Stock options	7,837,941	$7.78
Restricted stock units	3,169,241	20.86

Schedule of Share-based Compensation, Stock Options, Activity

Details related to the Company’s stock options as of September 28, 2012 are presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($in millions)
Outstanding as of September 28, 2012	7,837,941	$26.97	5.7	$72
Exercisable as of September 28, 2012	4,491,004	$28.78	4.1	$33

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The weighted-average assumptions used in the Black-Scholes pricing model for options converted on September 28, 2012 were as follows:

Risk-free interest rate	1.01 – 1.21%
Expected life of options (years)	5.5 – 6.5
Expected annual dividend yield	1.42%
Expected stock price volatility	33%

Equity (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are as follows ($ in millions):

	Currency Translation Adjustments	Retirement Plans(1)	Accumulated Other Comprehensive Income
Balance as of September 25, 2009	$85	$(17)	$68
Pre-tax current period change	12	(1)	11

Balance as of September 24, 2010	97	(18)	79
Pre-tax current period change	3	(5)	(2)
Income tax benefit	—	2	2

Balance as of September 30, 2011	100	(21)	79
Pre-tax current period change	17	(5)	12
Income tax benefit	—	2	2

Balance as of September 28, 2012	$117	$(24)	$93

(1)	The balances of deferred pension losses as of September 28, 2012, September 30, 2011 and September 24, 2010 are reflected net of tax benefit of $15 million, $13 million and $11 million, respectively.

Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Computation of Basic and Diluted Earnings Per Share

The computation of basic and diluted earnings per share for the quarters ended December 28, 2012 and December 30, 2011 is as follows:

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Basic Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Weighted-average shares outstanding	233	231
Effect of vested deferred stock units	—	1

Basic weighted-average shares outstanding	233	232

Basic earnings per share	$0.45	$0.40

	For the Quarters Ended
(in millions, except per share amounts)	December 28, 2012	December 30, 2011
Diluted Earnings Per Share
Numerator:
Net income	$105	$93
Denominator:
Basic weighted-average shares outstanding	233	232
Effect of dilutive securities:
Stock options	2	2
Restricted stock	1	2

Diluted weighted-average shares outstanding	236	236

Diluted earnings per share	$0.44	$0.39

The computation of basic and diluted earnings per share for fiscal 2012, 2011 and 2010 is as follows:

(in millions, except per share amounts)	2012	2011	2010
Basic Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Weighted-average shares outstanding	231	231	231
Effect of vested deferred stock units	1	1	1

Basic weighted-average shares outstanding	232	232	232

Basic earnings per share	$1.70	$1.62	$1.03

Diluted Earnings Per Share
Numerator:
Net income	$394	$376	$239
Denominator:
Basic weighted-average shares outstanding	232	232	232
Effect of dilutive securities:
Stock options	2	2	2
Restricted stock	2	2	2

Diluted weighted-average shares outstanding	236	236	236

Diluted earnings per share	$1.67	$1.59	$1.01

Restructuring and Asset Impairment Charges, Net (Tables)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Schedule of Restructuring and Related Costs

A summary of these charges for the quarters ended December 28, 2012 and December 30, 2011 is as follows ($ in millions):

	For the Quarters Ended
	December 28, 2012	December 30, 2011
Facility exit and other charges	$—	$2

Total	$—	$2

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

These charges are included in selling, general and administrative expenses, for the fiscal years ended in 2012, 2011 and 2010 and are as follows ($ in millions):

	2012	2011	2010
Separation Related Actions
Employee severance and benefits	$2	$—	$—

Total	$2	$—	$—

2011 Program
Employee severance and benefits	$—	$4	$—
Facility exit and other charges	2	3	—

Total	$2	$7	$—

2009 Program
Employee severance and benefits	$—	$(8)	$14
Facility exit and other charges	—	—	4

Total	$—	$(8)	$18

Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the program are as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program
Employee severance and benefits	$2	$4	$10
Facility exit and other charges	—	5	4

Total	$2	$9	$14

Schedule of Restructuring Reserve by Type of Cost

The rollforward of the reserves from September 28, 2012 to December 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 28, 2012	$1	$2	$1	$4
Utilization	—	—	(1)	(1)

Balance as of December 28, 2012	$1	$2	$—	$3

The rollforward of the reserves from September 30, 2011 to September 28, 2012 is as follows ($ in millions):

	Separation Related Actions	2011 Program	2009 Program	Total
Balance as of September 30, 2011	$—	$2	$1	$3
Charges	2	3	—	5
Reversals	—	(1)	—	(1)
Utilization	(1)	(3)	—	(4)
Reclass / transfers	—	1	—	1

Balance as of September 28, 2012	$1	$2	$1	$4

Geographic Data (Tables)	12 Months Ended
Sep. 28, 2012
Revenue from External Customers by Geographic Areas

Revenue by geographic area for the years ended September 28, 2012, September 30, 2011 and September 24, 2010 are as follows ($ in millions):

Revenue:	2012	2011	2010
United States	$3,034	$2,905	$2,396
Canada	194	205	195

Total	$3,228	$3,110	$2,591

Long-lived Assets by Geographic Areas

Long-lived assets by geographic area as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

Long-lived assets (1):	September 28, 2012	September 30, 2011
United States	$4,390	$4,036
Canada	358	344

Total	$4,748	$4,380

(1)

Long-lived assets are comprised primarily of subscriber system assets, net, property and equipment, net, deferred subscriber acquisition costs, net, and dealer intangibles, net and exclude goodwill, other intangible assets and other assets.

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Quarterly Financial Information

Summarized quarterly financial data for the years ended September 28, 2012 and September 30, 2011 is as follows ($ in millions, except per share data):

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$795	$807	$814	$812
Gross profit	450	458	470	476
Net income	93	105	102	94
Net income per share(1):
Basic	$0.40	$0.45	$0.44	$0.41
Diluted	$0.39	$0.44	$0.43	$0.40

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$765	$768	$783	$794
Gross profit	437	438	450	444
Net income	86	94	103	93
Net income per share(1):
Basic	$0.37	$0.41	$0.44	$0.40
Diluted	$0.36	$0.40	$0.44	$0.39

(1)

The Separation was completed on September 28, 2012, and the Company issued 231 million shares of common stock. This initial share amount has been used to calculate earnings per share for all periods presented. See Note 13 for additional information on earnings per share.

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended					12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 28, 2012 Segment	Dec. 30, 2011	Sep. 28, 2012 Group Segment	Sep. 30, 2011	Sep. 24, 2010	Sep. 19, 2011 Unit	Dec. 28, 2012 Standby Letters of Credit	Sep. 28, 2012 Standby Letters of Credit	Dec. 28, 2012 Tax Sharing Agreement 2012	Dec. 28, 2012 Fair Value, Inputs, Level 1	Sep. 28, 2012 Fair Value, Inputs, Level 1	Sep. 28, 2012 Accrued And Other Current Liabilities	Sep. 30, 2011 Accrued And Other Current Liabilities	Sep. 28, 2012 Dealer Intangibles	Sep. 28, 2012 Other Intangible Assets	Sep. 28, 2012 Other Intangible Assets Minimum	Sep. 28, 2012 Other Intangible Assets Maximum	Dec. 30, 2011 Selling, general and administrative expenses	Sep. 28, 2012 Selling, general and administrative expenses	Sep. 30, 2011 Selling, general and administrative expenses	Sep. 24, 2010 Selling, general and administrative expenses	Sep. 28, 2012 Separation Costs And Interest Expense	Dec. 30, 2011 Interest expense	Jun. 29, 2012 Interest expense	Sep. 28, 2012 Interest expense	Sep. 30, 2011 Interest expense	Sep. 24, 2010 Interest expense	Dec. 28, 2012 Separation Costs	Sep. 28, 2012 Separation Costs
Accounting Policies [Line Items]
Number of separate, publicly traded companies after separation						3
Number of operating segments	1		1
Refund policy number of months			6 months
Advertising costs																			$ 155	$ 152	$ 113
Separation costs	6	0	7	0	0																	10			3			6	7
Property and equipment, depreciation expense			38	35	28
Subscriber system assets accumulated depreciation			2,080	1,821
Subscriber system assets depreciation expense			287	272	209
Number of security system asset categories			2
Amortization of deferred subscriber acquisition costs			111	102	98
Subscriber System Assets Useful Life			15 years
Subscriber System Asset Accelerated Method Declining Balance Rate Percentage			240.00%
Subscriber System Asset Accelerated Depreciation Percentage First Five Years			58.00%
Subscriber System Asset Accelerated Depreciation Percentage Second Five Years			25.00%
Subscriber System Asset Accelerated Depreciation Percentage Third Five Years			17.00%
Charge Back Policy Number Of Months Low End Of Range														12 months
Charge Back Policy Number Of Months High End Of Range														15 months
Finite-lived intangible asset, useful life			14 years											15 years	11 years	4 years	24 years
Dealer Intangibles Accelerated Method Declining Balance Rate Percentage														300.00%
Dealer Intangibles Accelerated Amortization Percentage First Five Years														67.00%
Dealer Intangibles Accelerated Amortization Percentage Second Five Years														22.00%
Dealer Intangibles Accelerated Amortization Percentage Final Five Years														11.00%
Payroll-related accruals												38	44
Customer advances												39	36
Money market funds, at carrying value	331		187
Money market funds, at fair value										331	187
Number of common shares received relating to separation, conversion ratio			0.5
Allocated general corporate expenses																		15	52	67	69
Allocated Interest Expense																							21	64		87	102
Fiscal reporting period			P52W	P53W	P52W
Other income	6	0							6
Letters of credit outstanding, amount							$ 16	$ 0

Schedule of Inventory, Current (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Schedule of Inventory [Line Items]
Work in progress	$ 4	$ 6	$ 6
Finished goods	40	36	27
Inventories	$ 44	$ 42	$ 33

Estimated Useful Life Of Property and Equipment (Detail)	12 Months Ended
Sep. 28, 2012
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	40 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	14 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	1 year

Acquisitions - Dealer Generated Customer Accounts and Bulk Account Purchases (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012 Contract	Dec. 30, 2011 Contract	Sep. 28, 2012 Contract	Sep. 30, 2011 Contract	Sep. 24, 2010 Contract
Dealer Generated Customer Accounts And Bulk Account Purchases [Line Items]
Dealer generated customer accounts and bulk account purchases	$ 125	$ 164	$ 648	$ 581	$ 532
Dealer generated customer contracts (in contracts)	100,000	136,000	527,000	491,000	459,000

Acquisitions - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended										3 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 24, 2010 Broadview Security	May 14, 2010 Broadview Security	May 14, 2010 Broadview Security Cash Consideration	May 14, 2010 Broadview Security Cash Consideration Tyco International	May 14, 2010 Broadview Security All Stock Consideration Tyco International	May 14, 2010 Broadview Security Mixed Cash And Stock Consideration	May 14, 2010 Broadview Security Mixed Cash And Stock Consideration Tyco International	Dec. 28, 2012 Absolute Security
Business Acquisition [Line Items]
Acquisition of businesses, net of cash acquired	$ 16	$ 0	$ 0	$ 0	$ 449	$ 449							$ 16
Cash Acquired from Acquisition						136
Purchase price							1,974
Cash consideration per common share outstanding								$ 13.15			$ 12.75
Exchange ratio									0.7562	1.0951		0.7666
Business Acquisition, Pro Forma Information, Adjustments, Statutory Tax Rate						39.00%
Acquisition related costs						17
Restructuring expenses						$ 14

Fair Value Calculation of Consideration Transferred (Detail) (Broadview Security, USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
May 14, 2010
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	585
Tyco's average common share price	38.73
Total stock consideration	1,362
Fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards	27 [1]
Total fair value of consideration transferred	1,974
Tyco International
Business Acquisition [Line Items]
Tyco shares issued	35
Cash Consideration
Business Acquisition [Line Items]
Number of shares of BHS common shares outstanding	37
Cash consideration per common share outstanding	13.15
Cost of acquired entity, cash paid	490
Cash Consideration | Tyco International
Business Acquisition [Line Items]
Exchange ratio	0.7562
Tyco shares issued	28
Mixed Cash And Stock Consideration
Business Acquisition [Line Items]
Number of shares of BHS common shares outstanding	7
Cash consideration per common share outstanding	12.75
Cost of acquired entity, cash paid	95
Mixed Cash And Stock Consideration | Tyco International
Business Acquisition [Line Items]
Exchange ratio	0.7666
Tyco shares issued	6
All Stock Consideration
Business Acquisition [Line Items]
Number of shares of BHS common shares outstanding	1
All Stock Consideration | Tyco International
Business Acquisition [Line Items]
Exchange ratio	1.0951
Tyco shares issued	1

[1]	Represents the fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards attributable to pre-combination service issued to holders of these awards in the acquisition. The fair value was determined using the Black-Scholes model for stock option awards and Tyco's closing stock price for the restricted and deferred stock unit awards. The fair value of outstanding BHS stock-based compensation awards that immediately vested at the effective time of the acquisition was attributed to pre-combination service and was included in the consideration transferred. In addition, there were certain BHS stock-based compensation awards that did not immediately vest upon completion of the acquisition. For those awards, the fair value attributed to post-combination service is being recognized as compensation expense over the requisite service period in the post-combination financial statements.

Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified	May 14, 2010
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Net current assets	$ 78 [1]
Subscriber system assets	624
Other property and equipment	49
Net non-current liabilities	(459) [2]
Net assets acquired	1,042
Goodwill	932 [3]
Purchase price	1,974
Deferred tax liabilities, noncurrent	456
Contracts and related customer relationships
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Finite-lived intangibles	738
Other Intangible Assets
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Finite-lived intangibles	$ 12

[1]	As of the acquisition date, the fair value of accounts receivable approximated book value. Included in net current assets is $32 million of accounts receivable. The gross contractual amount receivable was approximately $35 million of which $3 million was not expected to be collected.
[2]	Included in net non-current liabilities is approximately $456 million of deferred tax liabilities.
[3]	The goodwill recognized is primarily related to expected synergies and other benefits that the Company believes will result from combining the operations of BHS with the operations of the Company. All of the goodwill has been allocated. None of the goodwill is expected to be deductible for tax purposes.

Fair Value Allocation of Consideration Transferred to Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified	May 14, 2010	Sep. 24, 2010 Contracts and related customer relationships	Sep. 24, 2010 Other Intangible Assets
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years	4 years
Accounts receivable	$ 32
Accounts receivable, gross contractual amount	35
Accounts receivable, allowance for doubtful accounts receivable	$ 3

Supplemental Pro Forma Financial Information (unaudited) (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended
	Sep. 24, 2010	Sep. 24, 2010
Broadview Security
Supplemental Financial Information [Line Items]
Revenue:	$ 193
Net income	(25)
Business Combination, Pro Forma Information
Business Acquisition, Pro Forma Revenue		2,942
Business Acquisition, Pro Forma Net Income (Loss)		$ 263

Business Acquisition Integration Related Costs (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Business Acquisition, Acquisition Related Costs [Line Items]
Integration related costs	$ 14	$ 28	$ 18
Cost of Sales [Member]
Business Acquisition, Acquisition Related Costs [Line Items]
Integration related costs	0	2	0
Selling, general and administrative expenses
Business Acquisition, Acquisition Related Costs [Line Items]
Integration related costs	$ 14	$ 26	$ 18

Schedule of Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012		Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation		$ (314)	[1]	$ (253)	[1]
Property and equipment, net	215	217		172
Accumulated depreciation on assets held under capital leases		25		13
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		9		9
Buildings and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		76		64
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		369		290
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross		43	[2]	25	[2]
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 34		$ 37

[1]	Accumulated amortization of capital lease assets was $25 million and $13 million as of September 28, 2012 and September 30, 2011, respectively.
[2]	Property under capital leases consists primarily of buildings.

Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Goodwill [Line Items]
Balance as of beginning of year	$ 3,400	$ 3,395	$ 3,393
Acquisitions/purchase accounting adjustment	20		2
Currency translation	(1)	5
Balance as of end of year	$ 3,419	$ 3,400	$ 3,395

Schedule of Finite-Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,347	$ 7,259	$ 6,700
Accumulated Amortization	4,503	4,398	3,945
Contracts and related customer relationships
Other Intangible Assets [Line Items]
Gross Carrying Amount	7,335	7,247	6,687
Accumulated Amortization	4,497	4,392	3,938
Other Intangible Assets
Other Intangible Assets [Line Items]
Gross Carrying Amount	12	12	13
Accumulated Amortization	$ 6	$ 6	$ 7

Changes in Net Carrying Amount of Contracts and Related Customer Relationships (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization	$ (140)	$ (134)	$ (546)	$ (518)	$ (450)
Contracts and related customer relationships
Finite-Lived Intangible Assets [Line Items]
Balance as of beginning of year	2,855	2,749	2,749	2,686
Additions, net of dealer charge-backs	125		642	579
Amortization	(140)		(544)	(516)
Currency translation	(2)		8
Balance as of end of year	$ 2,838		$ 2,855	$ 2,749

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Amortization of intangible assets	$ 140	$ 134	$ 546	$ 518	$ 450
Finite-lived intangible asset, useful life			14 years
Estimated aggregate amortization expense for intangible assets, 2013			516
Estimated aggregate amortization expense for intangible assets, 2014	459		440
Estimated aggregate amortization expense for intangible assets, 2015	390		374
Estimated aggregate amortization expense for intangible assets, 2016	330		317
Estimated aggregate amortization expense for intangible assets, 2017	278		267
Estimated aggregate amortization expense for intangible assets, 2018 and thereafter	991		947
Estimated aggregate amortization expense for intangible assets, Remainder of 2013	396
Contracts and related customer relationships
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Amortization of intangible assets	$ 140		$ 544	$ 516
Finite-lived intangible asset, useful life			14 years
Other Intangible Assets
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			11 years

Schedule of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012		Sep. 30, 2011
Debt Instrument [Line Items]
Capital lease obligations, current		$ 2		$ 1
Current maturities of long-term debt	2	2		1
Allocated debt		0		1,482
Capital lease obligations, noncurrent		36		24
Total long-term debt	2,525	2,525		1,506
Total debt		2,527		1,507
Unsecured debt | 2.250% notes due July 2017
Debt Instrument [Line Items]
Long-term debt, excluding current maturities		749	[1]	0	[1]
Unsecured debt | 3.500% notes due July 2022
Debt Instrument [Line Items]
Long-term debt, excluding current maturities		998	[1]	0	[1]
Unsecured debt | 4.875% notes due July 2042
Debt Instrument [Line Items]
Long-term debt, excluding current maturities		$ 742	[1]	$ 0	[1]

[1]	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.

Schedule of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Jul. 05, 2012
Debt Instrument [Line Items]
Unamortized discount on notes		$ 11
Unsecured debt | 2.250% notes due July 2017
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.25%	2.25%	2.25%
Unamortized discount on notes		0.7
Unsecured debt | 3.500% notes due July 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.50%	3.50%	3.50%
Unamortized discount on notes		2.3
Unsecured debt | 4.875% notes due July 2042
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.88%	4.88%	4.88%
Unamortized discount on notes		$ 8

Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Jul. 05, 2012 Note Issued July 5, 2012	Jun. 22, 2012 Bridge Loan	Dec. 30, 2011 Interest expense	Jun. 29, 2012 Interest expense	Sep. 30, 2011 Interest expense	Sep. 24, 2010 Interest expense	Sep. 12, 2012 Commercial Paper	Jul. 05, 2012 Unsecured debt	Dec. 28, 2012 Unsecured debt 2.250% notes due July 2017	Sep. 28, 2012 Unsecured debt 2.250% notes due July 2017	Jul. 05, 2012 Unsecured debt 2.250% notes due July 2017	Dec. 28, 2012 Unsecured debt 3.500% notes due July 2022	Sep. 28, 2012 Unsecured debt 3.500% notes due July 2022	Jul. 05, 2012 Unsecured debt 3.500% notes due July 2022	Dec. 28, 2012 Unsecured debt 4.875% notes due July 2042	Sep. 28, 2012 Unsecured debt 4.875% notes due July 2042	Jul. 05, 2012 Unsecured debt 4.875% notes due July 2042	Jun. 22, 2012 Unsecured debt Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 750,000,000											$ 750,000,000
Bridge Facility Credit Agreement Term							364 days
Bridge Loan							2,250,000,000
Debt instrument, face amount													2,500,000,000			750,000,000			1,000,000,000			750,000,000
Debt instrument, interest rate, stated percentage														2.25%	2.25%	2.25%	3.50%	3.50%	3.50%	4.88%	4.88%	4.88%
Net proceeds from issuance of long-term debt													2,470,000,000
Unsecured Notes Registration Period						365 days
Fair Value Of Allocated Debt				1,717,000,000
Interest Expense	24,000,000	22,000,000	93,000,000	90,000,000	107,000,000
Allocated Interest Expense								$ 21,000,000	$ 64,000,000	$ 87,000,000	$ 102,000,000

Schedule of Carrying Values and Estimated Fair Values Of Debt Instruments (Detail) (Unsecured debt, USD $) In Millions, unless otherwise specified	Sep. 28, 2012 2.250% notes due July 2017		Sep. 30, 2011 2.250% notes due July 2017		Sep. 28, 2012 3.500% notes due July 2022		Sep. 30, 2011 3.500% notes due July 2022		Sep. 28, 2012 4.875% notes due July 2042		Sep. 30, 2011 4.875% notes due July 2042		Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2	Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2 2.250% notes due July 2017	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2 2.250% notes due July 2017	Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2 3.500% notes due July 2022	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2 3.500% notes due July 2022	Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2 4.875% notes due July 2042	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2 4.875% notes due July 2042	Dec. 28, 2012 Carrying Value	Sep. 28, 2012 Carrying Value	Dec. 28, 2012 Carrying Value 2.250% notes due July 2017	Sep. 28, 2012 Carrying Value 2.250% notes due July 2017	Dec. 28, 2012 Carrying Value 3.500% notes due July 2022	Sep. 28, 2012 Carrying Value 3.500% notes due July 2022	Dec. 28, 2012 Carrying Value 4.875% notes due July 2042	Sep. 28, 2012 Carrying Value 4.875% notes due July 2042
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 749	[1]	$ 0	[1]	$ 998	[1]	$ 0	[1]	$ 742	[1]	$ 0	[1]									$ 2,489	$ 2,489	$ 749	$ 749	$ 998	$ 998	$ 742	$ 742
Long-term debt, fair value													$ 2,438	$ 2,602	$ 737	$ 766	$ 980	$ 1,038	$ 721	$ 798

[1]	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.

Schedule of Carrying Values and Estimated Fair Values Of Debt Instruments (Parenthetical) (Detail) (Unsecured debt)	Dec. 28, 2012	Sep. 28, 2012	Jul. 05, 2012
2.250% notes due July 2017
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.25%	2.25%	2.25%
3.500% notes due July 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.50%	3.50%	3.50%
4.875% notes due July 2042
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.88%	4.88%	4.88%

Schedule of Maturities of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Debt and Capital Lease Obligations [Line Items]
Fiscal 2013		$ 6
Fiscal 2014		6
Fiscal 2015		6
Fiscal 2016		6
Fiscal 2017		756
Thereafter		1,777
Total		2,557
Less amount representing discount on notes		11
Less amount representing interest on capital leases		19
Total debt		2,527	1,507
Less current maturities of long-term debt	2	2	1
Total long-term debt	$ 2,525	$ 2,525	$ 1,506

Schedule of Income before Income Tax, Domestic and Foreign (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Components Of Earnings Loss Before Income Taxes [Line Items]
United States			$ 581	$ 543	$ 336
Non-U.S.			49	61	62
Income before income taxes	$ 168	$ 154	$ 630	$ 604	$ 398

Schedule of Components of Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current:
Federal			$ 170	$ 228	$ 169
State			36	33	35
Non-U.S.			8	20	16
Current income tax provision			214	281	220
Deferred:
Federal			21	(50)	(60)
State			(6)	0	1
Non-U.S.			7	(3)	(2)
Deferred income tax provision	59	61	22	(53)	(61)
Income Tax Expense (Benefit)	$ 63	$ 61	$ 236	$ 228	$ 159

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 25, 2009
Schedule Of Income Taxes [Line Items]
Federal statutory tax rate			35.00%	35.00%	35.00%
Valuation allowance			$ 2,000,000	$ 1,000,000
Federal Operating Loss Carryforward Amount Subject to SRLY			1,100,000,000
Unrecognized tax benefits			88,000,000	3,000,000	5,000,000	5,000,000
Unrecognized tax benefits that would impact effective tax rate			70,000,000	2,000,000
Unrecognized tax benefits, income tax penalties and interest accrued			10,000,000	1,000,000
Income tax expense	63,000,000	61,000,000	236,000,000	228,000,000	159,000,000
Effective income tax rate, continuing operations	37.50%		37.50%	37.70%	39.90%
Income Tax Reconciliation, Tax Exempt Income	6,400,000
Other Assets | Tax Sharing Agreement Receivable
Schedule Of Income Taxes [Line Items]
Due From Former Parent			44,000,000
Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Liability threshold under tax sharing agreement			725,000,000
Tyco International
Schedule Of Income Taxes [Line Items]
Percentage of expenses associated with shared tax liabilities borne by participating entity			52.50%
ADT Corporation
Schedule Of Income Taxes [Line Items]
Percentage of expenses associated with shared tax liabilities borne by participating entity			27.50%
Pentair
Schedule Of Income Taxes [Line Items]
Percentage of expenses associated with shared tax liabilities borne by participating entity			20.00%
First 500 Million Dollars | Tyco International | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Liability threshold under tax sharing agreement			500,000,000
Next 225 Million Dollars | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Liability threshold under tax sharing agreement			225,000,000
Next 225 Million Dollars | ADT Corporation | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			58.00%
Next 225 Million Dollars | Pentair | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			42.00%
Above 725 Million Dollars | Tyco International | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			52.50%
Above 725 Million Dollars | ADT Corporation | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			27.50%
Above 725 Million Dollars | Pentair | Tax Sharing Agreement 2012
Schedule Of Income Taxes [Line Items]
Tax liability sharing percent per tax sharing agreement			20.00%
Separation Agreement Transaction
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits, income tax penalties and interest accrued			9,000,000
Federal Jurisdictions
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			1,300,000,000
State Jurisdictions
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			637,000,000
Income tax reconciliation, deductions, other	$ 5,600,000

Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Income Tax Reconciliation [Line Items]
Federal statutory tax rate		35.00%	35.00%	35.00%
U.S. state income tax provision, net		3.40%	3.50%	5.90%
Non-U.S. net earnings		(0.60%)	(0.70%)	(1.90%)
Nondeductible charges		0.00%	0.20%	0.70%
Other		(0.30%)	(0.30%)	0.20%
Provision for income taxes	37.50%	37.50%	37.70%	39.90%

Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011
Deferred tax assets:
Accrued liabilities and reserves	$ 32	$ 36
Tax loss and credit carryforwards	512	1
Postretirement benefits	22	20
Deferred revenue	147	156
Other	11	65
Deferred Tax Assets, Gross	724	278
Deferred tax liabilities:
Property and equipment	(9)	(21)
Subscriber system assets	(530)	(443)
Intangible assets	(299)	(397)
Other	(1)	(18)
Deferred Tax Liabilities, Gross	(839)	(879)
Net deferred tax liability before valuation allowance	(115)	(601)
Valuation allowance	(2)	(1)
Net deferred tax liability	$ (117)	$ (602)

Schedule of Unrecognized Tax Benefits Roll Forward (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Income Tax Expense Benefit [Line Items]
Balance as of beginning of year	$ 3	$ 5	$ 5
Reductions based on tax positions related to prior years	0	(1)	0
Reductions related to settlements	0	(1)	0
Balance as of end of year	88	3	5
Separation Agreement Transaction
Income Tax Expense Benefit [Line Items]
Additions based on tax positions contributed in conjunction with the Separation	$ 85	$ 0	$ 0

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Dec. 28, 2012 Tyco International And Pentair Tax Sharing Agreement 2012	Sep. 28, 2012 Other Liabilities Tax Sharing Agreement Obligation	Dec. 28, 2012 Telephone Consumer Protection Act Case	Sep. 28, 2012 Telephone Consumer Protection Act Case
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 44	$ 38	$ 33
Purchase Obligation, Fiscal Year Maturity
Purchase obligations due 2013	37
Purchase obligations due 2014	8
Purchase obligations due 2015	5
Putative class actions						2	2
Increase in legal reserves							15
Due To Former Parent					19
Due from Participating Entities				$ 6.4

Schedule of Future Minimum Rental Payments for Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012
Leases Future Minimum Payments [Line Items]
Fiscal 2013	$ 44
Fiscal 2014	33
Fiscal 2015	26
Fiscal 2016	12
Fiscal 2017	6
Thereafter	24
Operating Leases, Future Minimum Payments Due	145
Less sublease income	11
Total	$ 134

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Related Party Transaction [Line Items]
Inventory Purchases From Former Parent		$ 110	$ 79	$ 34
Transaction With Directors | Directors Of Adt Or Tyco
Related Party Transaction [Line Items]
Purchases from Related Parties as a Percentage of Revenue (Less than 1%)		1.00%	1.00%	1.00%
Selling, general and administrative expenses
Related Party Transaction [Line Items]
General Insurance Expense		24	24	18
Allocated general corporate expenses	15	52	67	69
Accounts Payable | Trade Accounts Payable
Related Party Transaction [Line Items]
Due To Former Parent		14	9
Other Liabilities | Debt And Cash Pool Agreements
Related Party Transaction [Line Items]
Due To Former Parent			63
Prepaid Expenses and Other Current Assets | Non Trade Receivable
Related Party Transaction [Line Items]
Due From Former Parent			7
Prepaid Expenses and Other Current Assets | Insurance Related Receivable
Related Party Transaction [Line Items]
Due From Former Parent		11	14
Accrued And Other Current Liabilities | Non Trade Payable
Related Party Transaction [Line Items]
Due To Former Parent			2
Accrued And Other Current Liabilities And Other Liabilities | Insurance Related Liabilities
Related Party Transaction [Line Items]
Due To Former Parent		$ 47	$ 57

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Dec. 28, 2012 Pension Plan Program	Sep. 28, 2012 Pension Plan Program	Sep. 30, 2011 Pension Plan	Sep. 24, 2010 Pension Plan	Sep. 28, 2012 Pension Plan Equity Securities	Sep. 28, 2012 Pension Plan Debt Securities	Sep. 28, 2012 Postretirement Benefit Plans	Sep. 30, 2011 Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit pension plans (in pension plans)				1	1
Amounts that will be amortized from accumulated other comprehensive loss in next fiscal year				$ 1	$ 1
Pension plans with accumulated benefit obligations in excess of plan assets, aggregate accumulated benefit obligation					81	72
Pension plans with accumulated benefit obligations in excess of plan assets, aggregate fair value of plan assets					52	48
Target plan asset allocations								60.00%	40.00%
Employer contributions					2	4
Estimated future employer contributions in next fiscal year					2
Defined contribution plan cost recognized	22	17	14
Deferred compensation liability	12	11
Benefit obligation					81	72	67			5	5
Accumulated other comprehensive income net gains, after tax										0	1
Estimated future employer contributions in current fiscal year				$ 2

Schedule of Net Benefit Costs and Assumptions Used (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 1	$ 1
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(3)
Amortization of net actuarial loss	1	1	2
Net periodic benefit cost	$ 0	$ 1	$ 3
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase		4.00%	4.00%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Pension Plan
Change in benefit obligations:
Benefit obligations as of beginning of year	$ 72	$ 67
Service cost	0	1	1
Interest cost	3	3	3
Actuarial loss	9	5
Benefits and administrative expenses paid	(3)	(4)
Benefit obligations as of end of year	81	72	67
Change in plan assets:
Fair value of plan assets as of beginning of year	48	47
Actual return on plan assets	5	1
Employer contributions	2	4
Benefits and administrative expenses paid	(3)	(4)
Fair value of plan assets as of end of year	52	48	47
Funded status	$ (29)	$ (24)

Schedule of Amounts Recognized in Balance Sheet (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011
Pension Plan
Amounts reflected in other liabilities:
Non-current liabilities	$ (29)	$ (24)
Amounts recognized in accumulated other comprehensive income (before income taxes) consist of:
Net actuarial loss	$ (39)	$ (34)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.70%	4.50%

Schedule of Asset Category Allocations (Detail) (Pension Plan)	Sep. 28, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	60.00%	55.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	38.00%	44.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	2.00%	1.00%

Schedule of Allocation of Plan Assets (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 52	$ 48	$ 47
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	9
Fair Value, Inputs, Level 1 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	4
Fair Value, Inputs, Level 1 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3
Fair Value, Inputs, Level 1 | Government And Government Agency
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Fair Value, Inputs, Level 1 | Mortgage And Other Asset-Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	39
Fair Value, Inputs, Level 2 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	7
Fair Value, Inputs, Level 2 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	10
Fair Value, Inputs, Level 2 | Government And Government Agency
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	9
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	12
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Fair Value, Inputs, Level 2 | Mortgage And Other Asset-Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
Estimate of Fair Value, Fair Value Disclosure
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	48
Estimate of Fair Value, Fair Value Disclosure | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	11
Estimate of Fair Value, Fair Value Disclosure | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	13
Estimate of Fair Value, Fair Value Disclosure | Government And Government Agency
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	10
Estimate of Fair Value, Fair Value Disclosure | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	12
Estimate of Fair Value, Fair Value Disclosure | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Estimate of Fair Value, Fair Value Disclosure | Mortgage And Other Asset-Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 1

Schedule of Plan Assets Values Using Net Asset Value (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 28, 2012 Net Asset Value	Sep. 30, 2011 Net Asset Value	Sep. 28, 2012 Net Asset Value U.S. Equity Securities	Sep. 30, 2011 Net Asset Value U.S. Equity Securities	Sep. 28, 2012 Net Asset Value Non-U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Non-U.S. Equity Securities	Sep. 28, 2012 Net Asset Value Government And Government Agency	Sep. 30, 2011 Net Asset Value Government And Government Agency	Sep. 28, 2012 Net Asset Value Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Mortgage And Other Asset-Backed Securities	Sep. 28, 2012 Net Asset Value Minimum U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Minimum Non-U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Minimum Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Minimum Mortgage And Other Asset-Backed Securities	Sep. 28, 2012 Net Asset Value Maximum U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Maximum Non-U.S. Equity Securities	Sep. 30, 2011 Net Asset Value Maximum Corporate Debt Securities	Sep. 30, 2011 Net Asset Value Maximum Mortgage And Other Asset-Backed Securities	Sep. 30, 2011 Net Asset Value Middle Of Range Corporate Debt Securities
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of plan assets	$ 52	$ 48	$ 47	$ 51	$ 15	$ 21	$ 5	$ 10	$ 1	$ 10	$ 4	$ 10	$ 4	$ 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency						Daily	Daily	Daily	Daily, Semi-monthly	Daily	Daily	Daily	Daily	Daily
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period						1 day, 5 days	1 day	3 days	1 day, 5 days	2 days	1 day	2 days	1 day, 2 days, 3 days	1 day, 3 days
Redemption Notice Period							1 day	3 days		2 days	1 day	2 days			1 day	1 day	1 day	1 day	5 days	5 days	3 days	3 days	2 days

Schedule of Expected Benefit Payments (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2013	$ 3
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	4
Fiscal 2018 - Fiscal 2022	$ 20

Incentive Equity Awards Issued and Related Weighted-Average Grant-Date Fair Values (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards issued, options	900,000	7,837,941
Weighted Average Grant Date Fair Value, options	$ 13.29	$ 7.78
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards issued, other than options	300,000	3,169,241
Weighted Average Grant Date Fair Value, other than options	$ 45.9	$ 20.86

Share Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 28, 2012	Sep. 28, 2012 Plan	Sep. 28, 2012 Plan Selling, general and administrative expenses	Sep. 30, 2011 Plan Selling, general and administrative expenses	Sep. 24, 2010 Plan Selling, general and administrative expenses	Dec. 28, 2012 Stock Options	Sep. 28, 2012 Stock Options	Sep. 28, 2012 Deferred Stock Units (DSUs)	Dec. 28, 2012 Restricted Stock	Sep. 28, 2012 Restricted Stock	Sep. 28, 2012 Restricted Stock Performance Based Awards	Sep. 28, 2012 Restricted Stock Time Based Awards	Dec. 28, 2012 Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		8,000,000
Allocated share-based compensation expense			$ 7	$ 9	$ 8
Award vesting period							4 years				3 years	4 years
Expiration period							10 years
Nonvested awards, total compensation cost not yet recognized							$ 7			$ 13
Nonvested awards, total compensation cost not yet recognized, period for recognition							2 years 7 months 6 days			3 years
Nonvested, number of shares							3,300,000
Expected to vest, number of shares							3,000,000
Minimum restriction period										12 months
Number of awards issued, other than options								600,000	300,000	3,169,241			200,000
Unvested shares										2,600,000
Weighted Average Grant Date Fair Value, other than options										$ 20.86
Expected to vest, number of shares										2,400,000
Number of awards issued	1,400,000
Number of awards issued, options						900,000	7,837,941
Weighted-average grant-date fair value, options						$ 13.29	$ 7.78
Weighted-average grant-date fair value, other than options									$ 45.9	$ 20.86			$ 45.9

Schedule of Share-based Compensation, Stock Options, Activity (Detail) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Sep. 28, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	7,837,941
Exercisable, Shares	4,491,004
Outstanding, Weighted Average Exercise Price	$ 26.97
Exercisable, Weighted Average Exercise Price	$ 28.78
Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 1 month 6 days
Outstanding, Aggregate Intrinsic Value	$ 72
Exercisable, Aggregate Intrinsic Value	$ 33

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) (Stock Options)	12 Months Ended
Sep. 28, 2012
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate, Minimum	1.01%
Risk-free interest rate, Maximum	1.21%
Expected annual dividend yield	1.42%
Expected stock price volatility	33.00%
Minimum
Schedule Of Weighted Average Assumptions [Line Items]
Expected life of options (years)	5 years 6 months
Maximum
Schedule Of Weighted Average Assumptions [Line Items]
Expected life of options (years)	6 years 6 months

Equity - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Nov. 26, 2012	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012 Series Vote	Dec. 28, 2012 10b5-1 Plan	Dec. 28, 2012 10b5-1 Plan
Stockholders Equity Note [Line Items]
Common stock, shares authorized		1,000,000,000		1,000,000,000
Common stock, par value per share		$ 0.01		$ 0.01
Preferred stock, shares authorized				50,000,000
Preferred stock, par value per share				$ 0.01
Common stock, shares issued		232,783,101		231,094,332
Number of common shares received relating to separation, conversion ratio				0.5
Common stock, voting right per share (in voting rights)				1
Preferred stock, additional series authorized to be issued without shareholders approval minimum value ( in series of preferred stock)				1
Preferred stock, shares outstanding				0
Common shares, dividends, per share, declared	$ 0.125	$ 0.125
Share repurchase program, authorized amount	$ 2,000,000,000
Amount of 10b5-1 repurchase plan initiated in period					100,000,000
Share repurchase program, period in force	3 years
Stock repurchased and retired during period, shares						600,000
Treasury shares acquired, average cost per share						$ 45.27
Stock repurchased and retired during period, value						26,000,000
Repurchase of common shares by treasury		$ 8,000,000	$ 0

Schedule of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012		Sep. 30, 2011		Sep. 24, 2010		Dec. 28, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	$ 79		$ 79		$ 68		$ 89
Current period change, pre-tax	12		(2)		11
Current period change, income tax benefit	2		2
Balance at the end of the period	93		79		79		89
Deferred pension losses, tax benefit	2		2		0
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	100		97		85
Current period change, pre-tax	17		3		12
Current period change, income tax benefit	0		0
Balance at the end of the period	117		100		97
Retirement Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(21)	[1]	(18)	[1]	(17)	[1]
Current period change, pre-tax	(5)	[1]	(5)	[1]	(1)	[1]
Current period change, income tax benefit	2	[1]	2	[1]
Balance at the end of the period	(24)	[1]	(21)	[1]	(18)	[1]
Deferred pension losses, tax benefit	$ 15		$ 13		$ 11

[1]	The balances of deferred pension losses as of September 28, 2012, September 30, 2011 and September 24, 2010 are reflected net of tax benefit of $15 million, $13 million and $11 million, respectively.

Earnings Per Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Computation Of Earnings Per Share Line Items
Common stock, shares outstanding	232,783,101		231,094,332
Antidilutive securities excluded from computation of earnings per share, amount	900,000	800,000	800,000	800,000	800,000

Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 24, 2011	Mar. 25, 2011	Dec. 24, 2010	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Numerator:
Net income	$ 105	$ 94	$ 102	$ 105	$ 93	$ 93	$ 103	$ 94	$ 86	$ 394	$ 376	$ 239
Denominator:
Weighted-average shares outstanding	233				231					231	231	231
Effect of vested deferred stock units	0				1					1	1	1
Basic weighted-average shares outstanding	233				232					232	232	232
Basic earnings per share	$ 0.45	$ 0.41	$ 0.44	$ 0.45	$ 0.4	$ 0.4	$ 0.44	$ 0.41	$ 0.37	$ 1.7	$ 1.62	$ 1.03
Numerator:
Net income	$ 105	$ 94	$ 102	$ 105	$ 93	$ 93	$ 103	$ 94	$ 86	$ 394	$ 376	$ 239
Denominator:
Basic weighted-average shares outstanding	233				232					232	232	232
Effect of dilutive securities:
Diluted weighted-average shares outstanding	236				236					236	236	236
Diluted earnings per share	$ 0.44	$ 0.4	$ 0.43	$ 0.44	$ 0.39	$ 0.39	$ 0.44	$ 0.4	$ 0.36	$ 1.67	$ 1.59	$ 1.01
Stock Options
Effect of dilutive securities:
Stock options/Restricted stock	2				2					2	2	2
Restricted Stock
Effect of dilutive securities:
Stock options/Restricted stock	1				2					2	2	2

Schedule of Restructuring and Related Costs, Charges Incurred (Detail) (Selling, general and administrative expenses, USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Dec. 28, 2012 Facility exit and other charges	Dec. 30, 2011 Facility exit and other charges	Sep. 28, 2012 Separation Related Actions	Sep. 30, 2011 Separation Related Actions	Sep. 24, 2010 Separation Related Actions	Sep. 28, 2012 Separation Related Actions Employee serverance and benefits	Sep. 30, 2011 Separation Related Actions Employee serverance and benefits	Sep. 24, 2010 Separation Related Actions Employee serverance and benefits	Sep. 28, 2012 2011 Program	Sep. 30, 2011 2011 Program	Sep. 24, 2010 2011 Program	Sep. 28, 2012 2011 Program Employee serverance and benefits	Sep. 30, 2011 2011 Program Employee serverance and benefits	Sep. 24, 2010 2011 Program Employee serverance and benefits	Sep. 28, 2012 2011 Program Facility exit and other charges	Sep. 30, 2011 2011 Program Facility exit and other charges	Sep. 24, 2010 2011 Program Facility exit and other charges	Sep. 28, 2012 2009 Program	Sep. 30, 2011 2009 Program	Sep. 24, 2010 2009 Program	Sep. 28, 2012 2009 Program Employee serverance and benefits	Sep. 30, 2011 2009 Program Employee serverance and benefits	Sep. 24, 2010 2009 Program Employee serverance and benefits	Sep. 28, 2012 2009 Program Facility exit and other charges	Sep. 30, 2011 2009 Program Facility exit and other charges	Sep. 24, 2010 2009 Program Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 2	$ 0	$ 2	$ 2	$ 0	$ 0	$ 2	$ 0	$ 0	$ 2	$ 7	$ 0	$ 0	$ 4	$ 0	$ 2	$ 3	$ 0	$ 0	$ (8)	$ 18	$ 0	$ (8)	$ 14	$ 0	$ 0	$ 4

Schedule of Restructuring and Related Costs, Cumulative Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Separation Related Actions
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 2	$ 2
Separation Related Actions | Employee serverance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	2	2
Separation Related Actions | Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0	0
2011 Program
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	9	9
2011 Program | Employee serverance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	4	4
2011 Program | Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	5	5
2009 Program
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	14	14
2009 Program | Employee serverance and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	10	10
2009 Program | Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 4	$ 4

Schedule of Restructuring Reserve by Type of Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	$ 4	$ 3
Utilization	(1)	(4)
Charges		5
Balance at the end of the period	3	4
Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		(1)
Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		1
Separation Related Actions
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	1	0
Utilization	0	(1)
Charges		2
Balance at the end of the period	1	1
Separation Related Actions | Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		0
Separation Related Actions | Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		0
2011 Program
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	2	2
Utilization	0	(3)
Charges		3
Balance at the end of the period	2	2
2011 Program | Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		(1)
2011 Program | Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		1
2009 Program
Restructuring Cost and Reserve [Line Items]
Balance at the beginning of the period	1	1
Utilization	(1)	0
Charges		0
Balance at the end of the period	0	1
2009 Program | Reversals
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		0
2009 Program | Reclass Or Transfer
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Accrual Adjustment		$ 0

Restructuring and Asset Impairment Charges, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011	Sep. 28, 2012 Restructuring actions initiated prior to 2009	Sep. 30, 2011 Restructuring actions initiated prior to 2009	Sep. 24, 2010 Restructuring actions initiated prior to 2009	Sep. 30, 2011 Restructuring actions initiated prior to 2009 Facility exit and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 0	$ 1	$ 0
Restructuring reserve	$ 3	$ 4	$ 3				$ 7

Revenue from External Customers by Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 24, 2011	Mar. 25, 2011	Dec. 24, 2010	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Schedule Of Revenues From External Customers [Line Items]
Revenue	$ 809	$ 812	$ 814	$ 807	$ 795	$ 794	$ 783	$ 768	$ 765	$ 3,228	$ 3,110	$ 2,591
UNITED STATES
Schedule Of Revenues From External Customers [Line Items]
Revenue										3,034	2,905	2,396
CANADA
Schedule Of Revenues From External Customers [Line Items]
Revenue										$ 194	$ 205	$ 195

Long-lived Assets By Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012		Sep. 30, 2011
Schedule Of Long Lived Assets [Line Items]
Long-lived assets	$ 4,748	[1]	$ 4,380	[1]
UNITED STATES
Schedule Of Long Lived Assets [Line Items]
Long-lived assets	4,390	[1]	4,036	[1]
CANADA
Schedule Of Long Lived Assets [Line Items]
Long-lived assets	$ 358	[1]	$ 344	[1]

[1]	Long-lived assets are comprised primarily of subscriber system assets, net, property and equipment, net, deferred subscriber acquisition costs, net, and dealer intangibles, net and exclude goodwill, other intangible assets and other assets.

Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 24, 2011	Mar. 25, 2011	Dec. 24, 2010	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Quarterly Financial Data [Line Items]
Revenue	$ 809	$ 812	$ 814	$ 807	$ 795	$ 794	$ 783	$ 768	$ 765	$ 3,228	$ 3,110	$ 2,591
Gross profit		476	470	458	450	444	450	438	437
Net income	$ 105	$ 94	$ 102	$ 105	$ 93	$ 93	$ 103	$ 94	$ 86	$ 394	$ 376	$ 239
Net income per share
Basic	$ 0.45	$ 0.41	$ 0.44	$ 0.45	$ 0.4	$ 0.4	$ 0.44	$ 0.41	$ 0.37	$ 1.7	$ 1.62	$ 1.03
Diluted	$ 0.44	$ 0.4	$ 0.43	$ 0.44	$ 0.39	$ 0.39	$ 0.44	$ 0.4	$ 0.36	$ 1.67	$ 1.59	$ 1.01
Common stock, shares issued	232,783,101	231,094,332								231,094,332

Subsequent Events - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended		2 Months Ended		0 Months Ended
	Nov. 26, 2012	Dec. 28, 2012	Dec. 28, 2012 10b5-1 Plan	Dec. 28, 2012 10b5-1 Plan	Mar. 13, 2013 Subsequent Event	Jan. 10, 2013 Subsequent Event	Nov. 26, 2012 Subsequent Event	Feb. 28, 2013 Subsequent Event 10b5-1 Plan	Jan. 23, 2013 Subsequent Event 10b5-1 Plan	Mar. 20, 2013 Subsequent Event 10b5-1 Plan	Mar. 20, 2013 Subsequent Event Accelerated Share Repurchase Plan	Jan. 14, 2013 Subsequent Event Note Issued January 14, 2013
Subsequent Event [Line Items]
Common shares, dividends, per share, declared	$ 0.125	$ 0.125			$ 0.125	$ 0.125	$ 0.125
Stock repurchase program, authorized amount	$ 2,000,000,000						$ 2,000,000,000
Stock repurchase program, period in force	3 years						3 years
Debt instrument, face amount												700,000,000
Debt instrument, interest rate, stated percentage												4.13%
Net proceeds from issuance of long-term debt												694,000,000
Unsecured Notes Registration Period												365 days
Stock repurchased and retired during period, shares				0.6					1.6	1	11.4
Stock repurchased and retired during period, value				26,000,000					74,000,000	50,000,000	600,000,000
Amount of 10b5-1 repurchase plan initiated in period			$ 100,000,000					$ 100,000,000

Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 23	$ 23	$ 17
Additions Charged to Income	50	44	43
Other	0	1	2
Deductions	(48)	(45)	(39)
Balance at End of Year	$ 25	$ 23	$ 23